TOUCHSTONE HIGH YIELD FUND
a series of
TOUCHSTONE VARIABLE SERIES TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1.800.543.0407

October 27, 2015

Dear Investor:

We have important information concerning your investment in the Touchstone High Yield Fund (the “Acquired Fund”), a series of Touchstone Variable Series Trust (the “Trust”).  As the owner of a variable annuity contract or variable life insurance policy (“Variable Product”), you are invested in the Acquired Fund through the insurance company that issued your Variable Product.

We wish to inform you that the Board of Trustees of the Trust (the “Board”) has approved the reorganization, subject to shareholder approval, of the Acquired Fund into the Touchstone Active Bond Fund (the “Active Bond Fund” and together with the Acquired Fund, the “Funds” and each, a “Fund”), another series of the Trust (the “Reorganization”).

The Reorganization is intended to reduce redundancies within the Touchstone product line-up and to provide cost savings to Fund investors as a result of the Active Bond Fund’s lower advisory fee rate and total expense ratio relative to the advisory fee rate and total expense ratio for the Acquired Fund in addition to other potential efficiencies and economies of scale.

Pursuant to an Agreement and Plan of Reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Active Bond Fund.  As a result of the Reorganization, the insurance company that issued your Variable Product will receive shares of the Active Bond Fund that will have a total value equal to the total value of the shares of the Acquired Fund held by the insurance company in connection with your investment in the Variable Product.  The Acquired Fund will then cease operations and liquidate.  The Reorganization is expected to be completed on or about December 4, 2015.

The Board of the Trust recommends that you vote FOR the Reorganization proposal.

We have enclosed a Proxy Statement/Prospectus that describes the Reorganization proposal in greater detail, as well as important information about the Active Bond Fund.  Please contact Shareholder Services at 1.800.543.0407 with any questions.

Sincerely,

Jill T. McGruder
President
Touchstone Variable Series Trust

QUESTIONS & ANSWERS

We recommend that you read the enclosed Proxy Statement/Prospectus.  In addition to the detailed information in the Proxy Statement/Prospectus, the following questions and answers provide an overview of key features of the Reorganization.

Q.                                   Why are we sending you the Proxy Statement/Prospectus?

A.                                    On August 20, 2015, the Board approved the Reorganization of the Acquired Fund into the Active Bond Fund.  You are receiving the enclosed Proxy Statement/Prospectus in connection with a special shareholder meeting of the Trust with respect to the Acquired Fund.  At the special meeting, shareholders of the Acquired Fund will be asked to vote on the approval of an Agreement and Plan of Reorganization providing for the Reorganization of the Acquired Fund into the Active Bond Fund.

Q.                                   Why has the Board recommended the Reorganization proposal?

A.                                    The Board approved the Reorganization in order to reduce redundancies within the Touchstone product line-up and to provide cost savings to Fund investors as a result of the Active Bond Fund’s lower advisory fee rate and total expense ratio relative to the advisory fee rate and total expense ratio for the Acquired Fund in addition to other potential efficiencies and economies of scale.  As described in the Proxy Statement/Prospectus, the Funds have similar investment goals and principal investment strategies.

Q.                                   What will happen to the existing shares?

A.                                    Immediately after the Reorganization, the insurance company that issued your Variable Product will own shares of the Active Bond Fund that are equal in total value, as of the close of business on the closing date of the Reorganization, to the shares of the Acquired Fund that the insurance company held as of such time in connection with your investment in the Variable Product (although the number of shares and the net asset value per share may be different).  Therefore, your investment will not lose any value as a result of the Reorganization.

Q.                                   How do the fees and expenses compare?

A.                                    The Proxy Statement/Prospectus provides a comparison of the fees and expenses of the Acquired Fund to the fees and expenses of the Active Bond Fund (for the 12 months ended June 30, 2015).  The advisory fee rate and total expense ratio of the Active Bond Fund are lower than the advisory fee rate and total expense ratio of the Acquired Fund.  As a result, following the Reorganization, former investors in the Acquired Fund will experience an immediate reduction in costs.  In addition, Touchstone Advisors, Inc. (“Touchstone Advisors”), the investment advisor to each Fund, has contractually agreed to waive a portion of its fees or reimburse certain expenses as further described in the Proxy Statement/Prospectus.

The section entitled “Summary—Reorganization—How do the Funds’ fees and expenses compare?” of the Proxy Statement/Prospectus compares the fees and expenses of the Funds in detail.

Q.                                   How do the Funds’ investment goals and principal investment strategies compare?

A.                                    The Funds have similar investment goals and principal investment strategies.  Each Fund’s primary investment goal focuses on current income—the Acquired Fund seeks to achieve a high level of current income, while the Active Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Each Fund has a secondary goal of capital appreciation and also invests primarily in fixed-income securities.  However, there are some differences between the principal investment strategies of the Active Bond Fund and the principal investment strategies of the Acquired Fund.  The section of the Proxy Statement/Prospectus entitled “Summary—Reorganization—How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of each Fund.

Q.                                   Will I have to pay federal income taxes as a result of the Reorganization?

A.                                    Owners of a Variable Product invested in the Acquired Fund through the insurance company that issued your Variable Product are not expected to recognize any gain or loss for federal income tax purposes on the exchange of shares of the Acquired Fund for shares of the Active Bond Fund.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  The section entitled “Information About the Reorganization—Material Federal Income Tax Consequences” of the Proxy Statement/Prospectus provides additional information regarding the federal income tax consequences of the Reorganization.

Q.                                   Who will manage the Active Bond Fund after the Reorganization?

A.                                    Touchstone Advisors serves as the investment advisor to the Active Bond Fund and the Acquired Fund.  Fort Washington Investment Advisors, Inc. (“Fort Washington”), an affiliate of Touchstone Advisors, serves as the sub-advisor to the Active Bond Fund and Timothy J. Policinski, CFA, and Daniel J. Carter, CFA, serve as the portfolio managers for the Active Bond Fund.  Touchstone Advisors, Fort Washington and Messrs. Policinski and Carter will continue managing the Active Bond Fund after the Reorganization.  For more information please see the section of the Proxy Statement/Prospectus entitled “Summary—Reorganization—Who will be the Advisor, Sub-Advisor, and Portfolio Managers of my Fund after the Reorganization?”

Q.                                   Who will pay the costs of the Reorganization?

A.                                    Touchstone Advisors will pay the costs of the Reorganization (excluding portfolio repositioning costs, if any).  Following the Reorganization, it is expected that the Active Bond Fund will sell approximately 73% of the securities acquired from the Acquired Fund in the Reorganization; however, it is not expected for these sales to result in any brokerage commissions.  For more information, please see the section of the Proxy Statement/Prospectus entitled “Summary—Reorganization—Will there be any repositioning costs?”

Q.                                   What if I redeem the units of my Variable Product that correspond to Acquired Fund shares before the Reorganization takes place?

A.                                    Please refer to your Variable Product prospectus or other disclosure document provided by the insurance company that issued your Variable Product for information on any federal, state, local or non-U.S. tax consequences of the redemption of Variable Product units.

Q.                                   I am the owner of a Variable Product issued by an insurance company.  I am not a shareholder of the Acquired Fund.  Why am I being asked to vote on a proposal for Acquired Fund shareholders?

A.                                    You have previously directed your insurance company to invest money in your Variable Product in subaccounts that invest directly in the Acquired Fund.  You are not the “shareholder”; rather, the insurance company that issued your Variable Product is the shareholder.  However, you have the right to instruct the insurance company on how to vote the Acquired Fund shares that correspond to your investment through the subaccounts in your Variable Product.  It is the insurance company, as the shareholder, that will actually vote the shares corresponding to your investment (likely by executing a proxy card) once it receives instructions from the Variable Product owners.  The enclosed Proxy Statement/Prospectus is being used to solicit voting instructions from you and other owners of Variable Products.  All persons entitled to direct the voting of shares of the Acquired Fund, whether or not they are shareholders, are described as voting for purposes of the Proxy Statement/Prospectus.

Q.                                   What will happen if shareholders of the Acquired Fund do not approve the Reorganization or the transaction is otherwise not completed?

A.                                    If the shareholders of the Acquired Fund do not approve the Reorganization or the other closing conditions are not satisfied, the Reorganization will not be completed and the Board will consider other possible courses of action for the Acquired Fund, including continuing to operate the Fund as a stand-alone fund or merging the Fund into another Touchstone fund.

Q.                                   When will the Reorganization occur?

A.                                    The Reorganization is expected to be completed on or about December 4, 2015.

Q.                                   Who should I contact for more information?

A.                                    You can contact Shareholder Services at 1.800.543.0407.

TOUCHSTONE HIGH YIELD FUND
a series of
TOUCHSTONE VARIABLE SERIES TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1.800.543.0407

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON NOVEMBER 20, 2015

To the Shareholders:

Notice is hereby given that a special meeting of shareholders of the Touchstone High Yield Fund (the “Acquired Fund”), a series of Touchstone Variable Series Trust (the “Trust”), will be held at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202 on November 20, 2015 at 11:00 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  At the Special Meeting, shareholders of the Acquired Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between the Acquired Fund and the Touchstone Active Bond Fund (the “Active Bond Fund”), each a series of the Trust, providing for (i) the transfer of all of the assets of the Acquired Fund to the Active Bond Fund in exchange for shares of the Active Bond Fund and the assumption by the Active Bond Fund of all of the liabilities of the Acquired Fund; and (ii) the termination of the Acquired Fund subsequent to the distribution of shares of the Active Bond Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund.

The Board of Trustees of the Trust (the “Board”) has fixed the close of business on September 30, 2015 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

Please sign and return the enclosed proxy card in the postage paid return envelope or otherwise vote promptly regardless of the number of shares owned.

Shareholders who do not expect to attend the Special Meeting are requested to complete, sign, date and return the enclosed proxy card in the enclosed envelope, which needs no postage if mailed in the United States.  Shareholders may also vote by telephone or via the Internet.  Instructions for the proper execution of the proxy card are set forth immediately following this notice or, with respect to telephone or internet voting, on the proxy card.  It is important that shareholders vote promptly.

Jill T. McGruder
President
Touchstone Variable Series Trust

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.                                      Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.                                      Joint Accounts:  Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.                                      All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

Every shareholder’s vote is important!
Please sign, date and return your
proxy card today!

Your proxy vote is important!

IMPORTANT INFORMATION FOR OWNERS OF VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICES INVESTED IN:

TOUCHSTONE HIGH YIELD FUND
a series of
TOUCHSTONE VARIABLE SERIES TRUST

This document contains a Proxy Statement/Prospectus and a voting instruction form.  You can use your voting instruction form to tell your insurance company how to vote on your behalf on important issues relating to your investment in the Fund named above through your variable annuity contract or variable life insurance policy (“Variable Product”).  If you complete, sign, and return the voting instruction form, your insurance company will vote the shares corresponding to your investment through your Variable Product exactly as you indicate.  If you simply sign and return the voting instruction form, your insurance company will vote the shares corresponding to your Variable Product in favor of the proposal.  If you do not return your voting instruction form, your insurance company will vote the shares corresponding to your investment through your Variable Product in the same proportion as shares for which instructions have been received.

We urge you to review the Proxy Statement/Prospectus carefully and fill out your voting instruction form and return it by mail.  You may receive more than one voting instruction form.  If so, please return each one.  Your prompt return of the enclosed voting instruction form may save the necessity and expense of further solicitations.

We want to know how you would like your interests to be represented.  Please take a few minutes to read these materials and return your voting instruction form.

Please contact Shareholder Services at 1.800.543.0407 with any questions.

PROXY STATEMENT/PROSPECTUS

October 27, 2015

TOUCHSTONE ACTIVE BOND FUND

TOUCHSTONE HIGH YIELD FUND
each, a series of
TOUCHSTONE VARIABLE SERIES TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1.800.543.0407

This Proxy Statement/Prospectus is being furnished in connection with a special meeting of shareholders of the Touchstone High Yield Fund (the “High Yield Fund” or the “Acquired Fund”), a series of Touchstone Variable Series Trust (the “Trust”).  Shares of the Acquired Fund and the Touchstone Active Bond Fund (the “Active Bond Fund” and together with the Acquired Fund, the “Funds” and each, a “Fund”), another series of the Trust, are currently sold only to separate accounts of insurance companies affiliated with the Trust (each, a “Participating Insurance Company”).  Each Participating Insurance Company holds its shares of the Funds as a depositor of the separate accounts.  The owners (“Contract Owners”) of variable annuity contracts and variable life insurance policies (“Variable Products”) invest in subaccounts of the separate account, each of which invests in the Acquired Fund.  Thus, individual Contract Owners are not the “shareholders” of the Funds.  Rather, the Participating Insurance Companies and their separate accounts are the shareholders.  Each Participating Insurance Company will offer to Contract Owners the opportunity to instruct it as to how it should vote Acquired Fund shares held in its separate account.  A Participating Insurance Company must vote the shares of the Acquired Fund held in its name as directed by Contract Owners.  In the absence of voting directions on any voting instruction form that is signed and returned, the Participating Insurance Company will vote the interest represented thereby in favor of the proposal described herein.  If a Participating Insurance Company does not receive voting instructions for all of the shares of the Acquired Fund held through the Variable Products, it will vote all of the shares in the separate account with respect to the proposal for, against, or abstaining, in the same proportion as the shares of the Acquired Fund for which it has received instructions from Contract Owners (a practice known as “echo voting”).  As a result, a small number of Contract Owners may determine the outcome of the proposal described herein.  This Proxy Statement/Prospectus is used to solicit voting instructions from Contract Owners, as well as to solicit proxies from the Participating Insurance Companies that are the actual shareholders of the Acquired Fund.  All persons entitled to direct the voting of shares, whether or not they are shareholders, are described as voting for purposes of this Proxy Statement/Prospectus.

The Board of Trustees of the Trust (the “Board”) has called a special meeting of shareholders of the Acquired Fund to be held at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 42502, on November 20, 2015 at 11:00 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  This Proxy Statement/Prospectus and the enclosed proxy are first being sent to Acquired Fund shareholders and Contract Owners on or about October 27, 2015.

Shareholders of record of the Acquired Fund as of the close of business on September 30, 2015 (the “Record Date”) are entitled to vote at the Special Meeting and any adjournments or postponements thereof.  At the Special Meeting, shareholders of the Acquired Fund will be asked to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) between the Acquired Fund and the Active Bond Fund providing for (1) the transfer of all of the assets of the Acquired Fund to the Active Bond Fund in exchange for shares of the Active Bond Fund and the assumption by the Active Bond Fund of all of the liabilities of the Acquired Fund; and (2) the termination of the Acquired Fund subsequent to the distribution of shares of the Active Bond Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund (the “Reorganization”).

The Board has approved the proposed Reorganization of the Acquired Fund into the Active Bond Fund.  Upon the exchange of the assets and the liabilities, as set forth in the Plan, of the Acquired Fund for shares of the Active Bond Fund, the Acquired Fund will completely liquidate and distribute to its shareholders of record the shares of the Active Bond Fund received in the Reorganization.  Each shareholder of the Acquired Fund will receive shares of the Active Bond Fund in an amount equal in value as of the close of business on the closing date of the Reorganization to the shares of the Acquired Fund that the shareholder held as of such time (although the number of shares and the net asset value per share may be different).  The Reorganization is expected to be completed on or about December 4, 2015.

The Acquired Fund and the Active Bond Fund are each a series of a registered open-end investment company (mutual fund).

This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, concisely presents the information that you should know about the Funds and the Reorganization.  This document also serves as a prospectus for the Active Bond Fund in connection with the shares of the Active Bond Fund to be issued in the Reorganization.

A Statement of Additional Information (“SAI”) dated October 27, 2015 relating to this Proxy Statement/Prospectus and the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

Additional information concerning the Acquired Fund and the Active Bond Fund is contained in the documents described below, all of which have been filed with the SEC.  Each document is incorporated by reference into this Proxy Statement/Prospectus (meaning that they are legally considered to be part of this Proxy Statement/Prospectus) only insofar as they relate to High Yield Fund and the Active Bond Fund.  No other parts of such documents are incorporated by reference herein.

Information About the High Yield Fund and the Active Bond Fund:	How to Obtain this Information:

Prospectuses

1.              Prospectus relating to the Touchstone High Yield Fund dated April 30, 2015, as supplemented through the date of this Proxy Statement/Prospectus (File No. 33-76566).

2.              Prospectus relating to the Touchstone Active Bond Fund dated April 30, 2015, as supplemented through the date of this Proxy Statement/Prospectus (File No. 33-76566).

Statements of Additional Information

1.              SAI relating to the Touchstone High Yield Fund dated April 30, 2015, as supplemented through the date of this Proxy Statement/Prospectus (File No. 33-76566).

2.              SAI relating to the Touchstone Active Bond Fund dated April 30, 2015, as supplemented through the date of this Proxy Statement/Prospectus (File No. 33-76566).

Annual and Semi-Annual Reports

1.              Annual Report relating to the Touchstone High Yield Fund for the fiscal year ended December 31, 2014 (File No. 811-08416).

2.              Annual Report relating to the Touchstone Active Bond Fund for the fiscal year ended December 31, 2014 (File No. 811-08416).

3.              Semi-Annual Report (unaudited) relating to the Touchstone High Yield Fund for the six months ended June 30, 2015 (File No. 811-08416).

Copies are available upon request and without charge if you:

•                  Write to Touchstone Variable Series Trust, P.O. Box 9878, Providence, RI 02940; or

•                  Call 1.800.543.0407 toll-free; or

•                  Download a copy from TouchstoneInvestments.com/literature-center/fund-literature.htm.

Information About the High Yield Fund and the Active Bond Fund:	How to Obtain this Information:
4. Semi-Annual Report (unaudited) relating to the Touchstone Active Bond Fund for the six months ended June 30, 2015 (File No. 811-08416).

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at Sec.gov.  Copies are available for a fee by electronic request at the following e-mail address:  publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

This Proxy Statement/Prospectus concisely sets forth the information investors in the Acquired Fund should know before voting on the Reorganization (in effect, investing in shares of the Active Bond Fund) and constitutes an offering of shares of beneficial interest, no par value, of the Active Bond Fund.  Please read it carefully and retain it for future reference.

THE SEC HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Active Bond Fund:

•                  is not a deposit of, or guaranteed by, any bank

•                  is not insured by the FDIC, the Federal Reserve Board or any other government agency

•                  is not endorsed by any bank or government agency

•                  involves investment risk, including possible loss of your original investment

i

(continued)

ii

(continued)

Page

Exhibit A: Form of Agreement and Plan of Reorganization	A-1

Exhibit B: Fundamental Investment Limitations	B-1

Exhibit C: Control Persons and Principal Holders of Securities	C-1

iii

SUMMARY

This section summarizes the primary features of the Reorganization.  It may not contain all of the information that is important to you.  To understand the Reorganization, you should read this entire Proxy Statement/Prospectus and the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, the SAI, and the Plan, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A.

Reorganization

What are the reasons for the Reorganization?

The Reorganization is intended to reduce redundancies within the Touchstone product line-up and to provide cost savings to Fund investors as a result of the Active Bond Fund’s lower advisory fee rate and total expense ratio relative to the advisory fee rate and total expense ratio for the Acquired Fund in addition to other potential efficiencies and economies of scale.  The Funds have similar investment goals and principal investment strategies.  Each Fund’s primary investment goal focuses on current income—the Acquired Fund seeks to achieve a high level of current income, while the Active Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Each Fund has a secondary goal of capital appreciation and also invests primarily in fixed-income securities.  However, there are some differences between the principal investment strategies of the Active Bond Fund and the principal investment strategies of the Acquired Fund.

At the August 20, 2015 meeting, the Board, including those Trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that the Reorganization of the Acquired Fund into the Active Bond Fund was in the best interests of the Acquired Fund and the Active Bond Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.  The Board approved the Reorganization and recommended that shareholders of the Acquired Fund approve such Fund’s Reorganization at the Special Meeting.  For more information, please see the section entitled “Information About the Reorganization—Reasons for the Reorganization.”

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization.  The Plan provides for the following:

•                  the transfer of all of the assets of the Acquired Fund to the Active Bond Fund in exchange for shares of the Active Bond Fund and the assumption by the Active Bond Fund of all of the liabilities of the Acquired Fund;

•                  the termination of the Acquired Fund subsequent to the distribution of shares of the Active Bond Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund; and

•                  the receipt by the Funds of an opinion of counsel that the Reorganization qualifies as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about December 4, 2015.

After the Reorganization, what shares will I own?

As Contract Owners that own units of the subaccounts that invest in the Acquired Fund, you will own units of subaccounts that invest in shares of the Active Bond Fund.  The new shares an Acquired Fund shareholder receives will have the same total value as of the closing date of the Reorganization as the shares of the Acquired Fund held by the shareholder as of such time. We anticipate that your insurance company will ensure that the units you receive as a result of the Reorganization will have the same total value as the unit you held as of the close of business on the closing date before the Reorganization.

1

How do the Funds’ investment goals and principal investment strategies compare?

The Funds have similar investment goals and principal investment strategies.  The Active Bond Fund also has the same fundamental investment limitations as the High Yield Fund as set forth in Exhibit B.  However, there are some differences between the investment goals and principal investment strategies of the Active Bond Fund and the investment goals and principal investment strategies of the Acquired Fund.

The primary investment goal of the High Yield Fund is to seek to achieve a high level of current income. Capital appreciation is a secondary consideration.  The primary investment goal of the Active Bond Fund is to seek to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.  The investment goal of each Fund is non-fundamental, which means that it may be changed by vote of the Board without shareholder approval.

The following tables describe the investment goal and principal investment strategies of the Funds.

Active Bond Fund

Investment Goal	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (including borrowing for investment purposes) in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities, and corporate debt securities.

In deciding what securities to buy and sell for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of investments.

In building the Fund’s portfolio, Fort Washington primarily invests in investment-grade debt securities, but may invest up to 30% of its total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund may also invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries. Emerging markets countries consists of countries in the JP Morgan Emerging Markets Bond Index (EMBI) Global. Foreign-issued debt securities are issued by non-U.S. companies of any size that are tied economically to foreign markets. The Fund will generally consider qualifying investments to be companies that are organized under the laws of, or maintain their principal place of business in, a foreign country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries.

Additionally, in order to implement its investment strategy the Fund may invest in dollar-roll transactions and reverse repurchase agreements, and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options. These investments may be used for both gaining and hedging market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with its investment strategies and limitations.

2

The Fund may engage in frequent and active trading as part of its principal investment strategy.

High Yield Fund

Investment Goal	The Fund seeks to achieve a high level of current income as its primary goal. Capital appreciation is a secondary consideration.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities. The Fund generally invests in non-investment-grade debt securities of domestic corporations. Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds”, and are considered speculative. They are rated below BBB- by Standard & Poors Ratings Services (“S&P”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”).

In selecting securities for the Fund, the sub-advisor, Fort Washington, analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

How do the Funds’ fees and expenses compare?

Comparative Fee Table.  The following table allows you to compare the fees and expenses that you may pay for buying and holding units of a subaccount available in your Variable Product that invests in shares of each of the Funds.  Please note that shares of each Fund can be purchased only by insurance company separate accounts.  You invested indirectly in the Acquired Fund through a subaccount available in your Variable Product that invests in the Acquired Fund.  The fees and expenses do not reflect the costs of the Variable Product.  The table also shows pro forma expenses—the costs and expenses that investors in the Acquired Fund will bear as investors of the Active Bond Fund.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The fees and expenses for the shares of the Acquired Fund and the Active Bond Fund set forth in the following tables and in the examples are based on the expenses for the Funds for the 12 months ended June 30, 2015.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	High Yield Fund	Active Bond Fund		Active Bond Fund Pro Forma After Reorganization
Management Fees	0.50%	0.40	%(1)	0.40%
Other Expenses
Shareholder Service Fees	0.21%	0.08%		0.10%
Other Operating Expenses(2)	0.74%	0.31%		0.29%
Total Other Expenses	0.95%	0.39%		0.39%
Acquired Fund Fees and Expenses (AFFE)	0.00%	0.01%		0.01%
Total Annual Fund Operating Expenses	1.45%	0.80%		0.80%
Fee Waiver or Expense Reimbursement(3)	(0.40)%	0.00	%(4)	0.00	%(4)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(3)	1.05%	0.80%		0.80%

3

(1)                       Management Fees have been restated to reflect contractual changes to the Fund’s Investment Advisory Agreement effective March 1, 2015.

(2)                       Other Operating Expenses have been restated to reflect contractual changes to the Fund’s Administration Agreement effective January 1, 2015.

(3)                       Touchstone Advisors, Inc. and Touchstone Variable Series Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and other investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.97% of average monthly net assets for the Active Bond Fund effective through April 29, 2017  and 1.05% of average monthly net assets for the High Yield Fund effective through April 29, 2016.  This contractual expense limitation can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the applicable Fund. No recoupment will occur unless a Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

(4)                       Expenses shown above do not reflect Touchstone Advisor’s potential recoupment of previously waived or reimbursed expenses of the Fund of $41,847or 0.08% of average monthly net assets.

Examples.  The examples below are intended to help you compare the cost of investing in the Acquired Fund versus the Active Bond Fund and the Active Bond Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that all expense limitations remain in effect for a one year period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

High Yield Fund

One Year	Three Years	Five Years	Ten Years
$148	$459	$792	$1,735

Active Bond Fund

One Year	Three Years	Five Years	Ten Years
$82	$255	$444	$990

Active Bond Fund Pro Forma After Reorganization

One Year	Three Years	Five Years	Ten Years
$82	$255	$444	$990

Portfolio Turnover.  Each Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance.  During the fiscal year ended December 31, 2014, the portfolio turnover rate for the Active Bond Fund was 287% of the average value of its portfolio and the portfolio turnover rate for the High Yield Fund was 40% of the average value of its portfolio.

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How do the Funds’ performance records compare?

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year as compared to its current benchmark index.  The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Funds are sold.  Inclusion of those fees would reduce total return.  The Funds’ past performance does not necessarily indicate how each will perform in the future.  Updated performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone High Yield Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009, 22.20%	Worst Quarter: 4th Quarter 2008, (18.46)%

The return of the High Yield Fund for the six months ended June 30, 2015 was 3.15%.

Average Annual Total Returns
For the periods ended December 31, 2014

	1 Year	5 Years	10 Years
High Yield Fund Return	0.62%	7.40%	6.06%
BofA Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	2.45%	8.87%	7.54%

Touchstone Active Bond Fund Performance as of December 31

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Best Quarter: 3rd Quarter 2009, 6.34%	Worst Quarter: 2nd Quarter 2013, (3.19)%

The return of the Active Bond Fund for the six months ended June 30, 2015 was 0.29%.

Average Annual Total Returns
For the periods ended December 31, 2014

	1 Year	5 Years	10 Years
Active Bond Fund Return	3.82%	4.52%	4.46%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.97%	4.45%	4.71%

Will I be able to purchase, redeem, and exchange shares and receive distributions the same way?

You cannot buy or sell shares of the Funds directly.  You can invest indirectly in the Funds through a subaccount available in your Variable Product that invests in the Funds.  The fees and expenses do not reflect the costs of the Variable Product.  Please see your Variable Product prospectus for additional investment information.

Who will be the Advisor, Sub-Advisor, and Portfolio Managers of my Fund after the Reorganization?

Management of the Funds

The overall management of each Fund is the responsibility of, and is supervised by, the Board.

Investment Advisor

Touchstone Advisors, Inc. (“Touchstone Advisors”) is the investment advisor of both Funds.  Pursuant to an Investment Advisory Agreement with the Trust, Touchstone Advisors selects each Fund’s sub-advisor, subject to approval by the Board.  Touchstone Advisors pays the fees to the sub-advisor and monitors its investment program.  Touchstone Advisors is a wholly owned subsidiary of IFS Financial Services, Inc. (a holding company), which is a wholly owned subsidiary of Western-Southern Life Assurance Company.  Western-Southern Life Assurance Company is a wholly owned subsidiary of The Western and Southern Life Insurance Company, which is a wholly owned subsidiary of Western & Southern Financial Group, Inc.  Western & Southern Financial Group, Inc. is a wholly owned subsidiary of Western & Southern Mutual Holding Company (“Western & Southern”).  Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the sub-advisors, custodian, transfer agent, sub-administrative agent, or other parties.

Touchstone Advisors has been registered as an investment advisor since 1994.  As of August 31, 2015, Touchstone Advisors had approximately $17.7 billion in assets under management.  Touchstone Advisors is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval.  The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of a change in its sub-advisor.

Sub-Advisor

Fort Washington, a SEC-registered investment advisor located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202, is the sub-advisor to both Funds.  Fort Washington is a wholly owned subsidiary of Western & Southern Financial Group, which is an affiliate of Touchstone Advisors.  As a sub-advisor, Fort Washington makes investment decisions for each Fund’s investment portfolio.  Fort Washington also ensures compliance with the Funds’ investment policies and guidelines with respect to those assets for which it is responsible.  As of June 30, 2015, Fort Washington managed approximately $47.3 billion in assets.  Fort Washington has managed the High

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Yield Fund and the Active Bond Fund since 1999.  After the Reorganization, Fort Washington will continue to serve as the sub-advisor to the Active Bond Fund.

Portfolio Managers

Timothy J. Policinski, CFA, is the primary portfolio manager and Daniel J. Carter, CFA, is the secondary portfolio manager of the Active Bond Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington and managed the Fund since 2001. Mr. Policinski has over 20 years of fixed-income management experience.

Daniel J. Carter, CFA, has been an Assistant Vice President and Portfolio Manager since 2007 and was Assistant Portfolio Manager of Fort Washington since from 2000 to 2007. Mr. Carter has managed the Active Bond Fund since September 2001.

After the Reorganization, Messrs. Policinski and Carter will continue to serve as the portfolio managers to the Active Bond Fund.  The Trust’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Funds.

What will be the primary federal income tax consequences of the Reorganization?

The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.  If the Reorganization so qualifies, then generally no gain or loss will be recognized for federal income tax purposes by the Funds or their respective shareholders as a direct result of the Reorganization.  As a condition to the closing of the Reorganization, the Funds will each receive an opinion from the law firm of Vedder Price P.C. that the Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS or a court from taking a contrary position.  Regardless of the tax status of the Reorganization, the Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.  See “Information About the Reorganization—Material Federal Income Tax Consequences” for more information on the material federal income tax consequences of the Reorganization.

Will there be any repositioning costs?

Following the Reorganization, it is estimated that the Active Bond Fund will sell approximately 73% of the securities acquired from the Acquired Fund in the Reorganization.  The portfolio repositioning related to the Reorganization would have resulted in realized losses of approximately $(258,727), or approximately $0.04 per share, if the securities had been sold as of June 30, 2015.  The portfolio repositioning related to the Reorganization may result in a dividend and/or distribution to the Active Bond Fund’s shareholders (including former Acquired Fund shareholders who hold shares of the Active Bond Fund following the Reorganization).  Such dividend and/or distribution, if any, would occur in 2016 following the Reorganization and is not expected to be taxable for federal income tax purposes to Contract Owners.  The Active Bond Fund is not expected to incur brokerage commissions in connection with the portfolio repositioning.

RISKS

Are the risk factors for the Funds similar?

Yes.  The risk factors are similar because the Funds have similar investment goals and principal investment strategies.  Each Fund’s primary investment goal focuses on current income—the Acquired Fund seeks to achieve a high level of current income, while the Active Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Each Fund has a secondary goal of capital appreciation and also invests primarily in fixed-income securities.  However, because there are some differences between the principal investment strategies of the Active Bond Fund and the principal investment strategies of the Acquired Fund, there are some differences in the risks.

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What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks.  There is no assurance that the investment performance of a Fund will be positive or that a Fund will meet its respective investment goal.  Each Fund’s share price will fluctuate.  You could lose money on your investment in a Fund and a Fund could also return less than other investments.  The following discussion highlights the principal risks associated with an investment in the Funds.

Active Bond Fund.  An investment in the Active Bond Fund is subject to the following risks:

Fixed-Income Risk: The value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the Fund’s maturity or duration, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•                  Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets or provided through credit enhancements by a third-party. Even with a credit enhancement by a third-party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities are subject to prepayments that can change the securities’ effective durations.

•                  Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•                  Interest Rate Risk: As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed-income securities if interest rates increase as a result could negatively impact the Fund’s net asset value.

•                  Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below investment-grade status (also known as “junk bond” status), which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

•                  Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the

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possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund’s mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.

•                  Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that non-investment-grade debt securities are generally unsecured and therefore, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•                  U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk (the risk that the derivative does not correlate well with the security, index, or currency to which it relates). The Fund may also be exposed to leverage risk, liquidity risk (the risk of being unable to sell or close out the derivative due to an illiquid market) or counterparty risk (the risk that the counterparty may be unwilling or unable to meet its obligations). These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•                  Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to the risk that the counterparty to the transaction will not meet its obligations.

•                  Futures Contracts Risk: The risks associated with futures include the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

•                  Leverage Risk: Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value even greater and thus result in increased volatility of returns. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for

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increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

•                  Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

•                  Swap Agreement Risk: Swap agreements can be either bilateral agreements traded over the counter or exchange-traded agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to credit risk of those counterparties. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal. In addition to these risks, interest rate swaps and credit default swaps have other specific risks. The Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into an interest rate swap where it agrees to exchange a floating-rate of interest for a fixed rate of interest, it may have to pay more money than it receives. Similarly, if the Fund enters into an interest rate swap where it agrees to exchange a fixed rate of interest for a floating-rate of interest, it may receive less money than it has agreed to pay. Credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a purchaser only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

•                  Emerging Markets Risk: Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in more developed countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•                  Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. If a foreign sovereign defaults on all or a portion of its foreign debt, then the Fund may have limited legal recourse against the issuer or any guarantor.

Management Risk: In managing the Fund’s portfolio, Touchstone Advisors engages one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The

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value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Portfolio Turnover Risk: The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Advisor or Sub-Advisor determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Advisor’s or Sub-Advisor’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Fund, which may reduce the Fund’s returns, and result in the realization of substantial capital gains (including net short-term capital gains).

High Yield Fund.  An investment in the High Yield Fund is subject to fixed-income risk, credit risk, interest rate risk, non-investment grated debt securities risk, and management risk, each as described above.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is designed to reduce redundancies within the Touchstone product line-up and to provide cost savings to Fund investors as a result of the Active Bond Fund’s lower advisory fee rate and total expense ratio relative to the advisory fee rate and total expense ratio for the Acquired Fund in addition to other potential efficiencies and economies of scale.  The Funds have similar investment goals and principal investment strategies.  At a meeting held on August 20, 2015, the Board, including the Independent Trustees, determined that the Reorganization of the Acquired Fund into the Active Bond Fund was in the best interests of the Acquired Fund and the Active Bond Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.  The Board approved the Reorganization of the Acquired Fund into the Active Bond Fund and recommended that shareholders of the Acquired Fund approve the Reorganization at the Special Meeting.

In evaluating the Reorganization, the Board requested and reviewed, with the assistance of independent legal counsel, materials furnished by Touchstone Advisors, the investment advisor to the Funds.  These materials included information regarding the operations and financial conditions of the Funds and the principal terms and conditions of the Reorganization, including that the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.  The Board considered the following factors, among others:

•                  the advice and recommendation of Touchstone Advisors, including its opinion that the Reorganization would be in the best interests of the Funds and that Acquired Fund investors would have the ability to realize immediate cost savings;

•                  the investment advisory and other fees, expense ratio and contractual expense limitation of the Active Bond Fund as compared with those of the Acquired Fund;

•                  the similar investment goals and principal investment strategies of the Funds;

•                  the historical investment performance record of Fort Washington in its active bond strategy;

•                  the anticipated benefits to the Funds, including operating efficiencies that may be achieved from the Reorganization;

•                  that the expenses of the Reorganization (other than portfolio repositioning costs) would not be borne by the Funds’ shareholders;

•                  the terms and conditions of the Reorganization, including the Active Bond Fund’s assumption of all of the liabilities of the Acquired Fund;

•                  the anticipated federal income tax-free nature of the Reorganization; and

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•                  alternatives available to investors in the Acquired Fund, including the ability to redeem or exchange their shares.

During its assessment, the Board met with independent legal counsel regarding the legal issues involved.  After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that while investors will immediately benefit from lower advisory fees there can be no assurance that any additional operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization of the Acquired Fund into the Active Bond Fund would be in the best interests of the Acquired Fund and the Active Bond Fund and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan, a form of which is set forth in Exhibit A.  The Plan provides that all of the assets of the Acquired Fund will be transferred to the Active Bond Fund solely in exchange for shares of the Active Bond Fund and the assumption by the Active Bond Fund of all the liabilities of the Acquired Fund on or about December 4, 2015 or such other date as may be agreed upon by the parties (the “Closing Date”).

Prior to the Closing Date, the Acquired Fund will endeavor to discharge all of its known liabilities and obligations.  In addition, on or prior to the Closing Date, the Acquired Fund will distribute to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax exempt income and net capital gains (after reduction by any available capital loss carryforwards), in ease case for all taxable periods ending on or before the Closing Date, in order that the Acquired Fund will not be liable for federal income tax on the amounts distributed.

BNY Mellon Investment Servicing (US) Inc., the sub-administrator for the Funds, will compute the value of the Acquired Fund’s portfolio of securities.  The method of valuation employed will be consistent with the valuation procedures described in the Trust’s declaration of trust and the Acquired Fund’s prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

As soon after the closing as practicable, the Acquired Fund will distribute pro rata to its shareholders of record as of the closing the full and fractional shares of the Active Bond Fund received by the Acquired Fund.  The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Fund’s shareholders on the Active Bond Fund’s share records of its transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the Active Bond Fund due to an Acquired Fund shareholder.  All issued and outstanding shares of the Acquired Fund will be cancelled.  After these distributions and the winding up of its affairs, the Acquired Fund will be liquidated and terminated.

The Reorganization is subject to the satisfaction or waiver of the conditions set forth in the Plan.  The Plan may be terminated (1) by the mutual agreement of the Acquired Fund and the Active Bond Fund; or (2) at or prior to the closing by the Acquired Fund or the Active Bond Fund (a) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the closing, if not cured within 30 days, or (b) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

Whether or not the Reorganization is consummated, Touchstone Advisors will pay the expenses incurred by the Funds in connection with the Reorganization.

Description of the Securities to be Issued

Shareholders of the Acquired Fund as of the closing will receive full and fractional shares of the Active Bond Fund in accordance with the terms of the Plan.  The shares of the Active Bond Fund to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.  Shares of the Active Bond Fund to be issued in the Reorganization will have no preemptive or conversion rights and no share certificates will be issued.

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Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to Contract Owners.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganization.  Your tax treatment may vary depending upon your particular situation.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, the Acquired Fund and the Active Bond Fund will receive an opinion from the law firm of Vedder Price P.C. substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:

(i)                                     The transfer by the Acquired Fund of all its assets to the Active Bond Fund solely in exchange for Active Bond Fund shares and the assumption by the Active Bond Fund of all the liabilities of the Acquired Fund, immediately followed by the pro rata distribution of all the Active Bond Fund shares so received by the Acquired Fund to the Acquired Fund’s shareholders of record in complete liquidation of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Active Bond Fund and the Acquired Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(ii)                                  No gain or loss will be recognized by the Active Bond Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Active Bond Fund shares and the assumption by the Active Bond Fund of all the liabilities of the Acquired Fund.

(iii)                               No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Active Bond Fund solely in exchange for Active Bond Fund shares and the assumption by the Active Bond Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Active Bond Fund shares so received to the Acquired Fund’s shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(iv)                              No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Acquired Fund solely for Active Bond Fund shares.

(v)                                 The aggregate basis of the Active Bond Fund shares received by the Acquired Fund shareholders pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholders.

(vi)                              The holding period of the Active Bond Fund shares received by the Acquired Fund shareholders in the Reorganization will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholders, provided such Acquired Fund shares were held as capital assets at the effective time of the Reorganization.

(vii)                           The basis of the assets of the Acquired Fund received by the Active Bond Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately before the effective time of the Reorganization.

(viii)                        The holding period of the assets of the Acquired Fund received by the Active Bond Fund will include the period during which such assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund, the Active Bond Fund or any Acquired Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable

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transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If a Reorganization is consummated but the IRS prevails in a challenge or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Active Bond Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss on the transfer of its Acquired Fund shares equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Active Bond Fund it receives.

Regardless of the tax status of the Reorganization, the Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners, and any dividends or distributions declared by the Acquired Fund or the Active Bond Fund in connection with the Reorganization (as described below) generally will not be taxable for federal income tax purposes to Contract Owners as long as their Variable Products are treated as life insurance contracts under section 7702(a) of the Code or annuity contracts under section 72 of the Code.  Contract Owners who choose to redeem or exchange their investments by surrendering their contracts or initiating a partial withdrawal, however, may be subject to taxes and a 10% tax penalty. Contract Owners should consult their own tax advisors regarding their Variable Products as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

Prior to the Reorganization, the Acquired Fund will declare and pay a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, for all periods through the Closing Date.  Such distributions may include net capital gain from the sale of portfolio assets as discussed below.

If portfolio assets of the Acquired Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis (after taking into account any capital loss carryforwards) will be distributed to the Acquired Fund’s shareholders as capital gains (to the extent of net long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net short-term capital gain over any net long-term capital loss) during or with respect to the year of sale.

Following the Reorganization, it is estimated that the Active Bond Fund will sell approximately 73% of the securities acquired from the Acquired Fund in the Reorganization.  The portfolio repositioning related to the Reorganization would have resulted in realized losses of approximately $(258,727), or approximately $0.04 per share, if the securities had been sold as of June 30, 2015.  The portfolio repositioning related to the Reorganization may result in a dividend and/or distribution to the Active Bond Fund’s shareholders (including former Acquired

Fund shareholders who hold shares of the Active Bond Fund following the Reorganization).  Such dividend and/or distribution, if any, would occur in 2016 following the Reorganization and is not expected to be taxable for federal income tax purposes to Contract Owners.  The Active Bond Fund is not expected to incur brokerage commissions in connection with the portfolio repositioning.

Although it is not expected to affect Contract Owners, each Fund may, as a result of the Reorganization, lose the benefit of certain tax losses that could have been used to offset or defer future gains of the combined Fund, and the combined Fund will have tax attributes inherited from each Fund at the time of the Reorganization.

This discussion does not address any state, local or foreign tax issues and is limited to certain material federal income tax issues.  You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

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Pro Forma Capitalization

The following table sets forth as of June 30, 2015, the net assets, number of shares outstanding, and net asset value (“NAV”) per share, assuming the Reorganization occurred as of June 30, 2015.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the capitalization of the Active Bond Fund after it has combined with the Acquired Fund assuming the Reorganization occurred as of June 30, 2015.  These numbers may differ as of the closing date of the Reorganization.

	Touchstone High Yield Fund	Touchstone Active Bond Fund	Pro Forma Adjustments(1)		Touchstone Active Bond Fund (pro forma)
Net Assets	$12,451,379	$48,725,058			$61,176,437
Shares Outstanding	1,812,785	4,632,337	(629,194	)(2)	5,815,928
Net Asset Value Per Share	$6.87	$10.52			$10.52

(1)                       Touchstone Advisors will bear 100% of the Reorganization expenses (excluding portfolio repositioning costs), which are estimated to be approximately $40,000.  As a result, there are no pro forma adjustments to net assets.

(2)                       Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Acquired Fund’s shareholder accounts based on the relative value of each Fund’s net asset value per share as of June 30, 2015.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

Touchstone Securities, Inc. (“Touchstone Securities” or the “Distributor”) is the principal underwriter of the Funds and, as such, is the exclusive agent for distribution of the Funds’ shares.  The Distributor sells shares of the Funds through separate accounts used to fund the Variable Products.  The Distributor allows concessions to dealers who sell shares of the Funds.  Touchstone Securities is also the principal underwriter of the Variable Products sold by the Participating Insurance Companies.  Touchstone Securities is a wholly owned subsidiary of Western & Southern and an affiliate of Touchstone Advisors.

The Active Bond Fund offers a single class of shares.  Shares of the Active Bond Fund will be issued at net asset value upon consummation of the Reorganization.

More detailed descriptions of the Active Bond Fund’s shares are contained in the Active Bond Fund’s Prospectus and the Trust’s SAI.

Purchase and Redemption Procedures

The shares of each Fund have the same purchase and redemption procedures.  Shares of each Fund described in this Proxy Statement/Prospectus can be purchased by the insurance company that issued your Variable Product.  You can invest indirectly in the Funds through a subaccount available in your Variable Product that invests in the Funds.  Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the section entitled “Additional Information about the Funds.”  The Funds reserve the right to reject any purchase order.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of the Funds, but is not a complete description.  Further information about each Fund’s governance structure is contained in the Trust’s SAI and its governing documents, which are on file with the SEC.

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Organization and Governing Law

The Trust is governed by its Agreement and Declaration of Trust (the “Declaration”) and its By-Laws, both as amended, restated or supplemented from time to time, and its business and affairs are managed under the supervision of its Board of Trustees.  Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC.  Each Fund is a separate series of the Trust, a Massachusetts business trust.

Shares

When issued and paid for in accordance with the Funds’ prospectus, shares of each Fund are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable.  A share of each Fund represents an equal interest in such Fund.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the Board.  Such distributions may be in cash, in-kind, or in additional Fund shares.  In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting

The Funds are not required to hold annual shareholder meetings under Massachusetts law or their governing instruments.  The governing instruments of the Funds generally provide that a meeting of shareholders may be called at any time by the Board, the Chair of the Board, or by the President of the Funds. The governing instruments of the Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% or more of outstanding shares entitled to vote.

Submission of Shareholder Proposals

The Funds do not have provisions in their governing instruments requiring that a shareholder provide notice to the Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

Quorum

The governing instruments provide that a quorum will exist if shareholders representing 30% of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes

The governing instruments provide that each shareholder is entitled to one vote for each whole share held and a fractional vote for each fractional share held.  The governing instruments do not provide for cumulative voting.

Right to Vote

The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives, or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund under their governing instruments and applicable state law.  The following summarizes the matters on which shareholders have a right to vote and the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Board may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

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Election and Removal of Trustees.  The shareholders of the Funds are entitled to vote for the election and the removal of Trustees.  The Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  Any Trustee may be removed by a vote of two-thirds of the outstanding shares of the Trust.

Amendment of Governing Instruments.  Generally, the Board has the right to amend the Declaration and By-Laws.  Shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Trust’s Declaration provides that any series may be merged into another series by the vote of the holders of two-thirds of the outstanding shares of the affected series; provided, however, that if the merger is recommended by the Trustees, approval by a “majority shareholder vote” is sufficient to approve the merger.  Under the Declaration, “majority shareholder vote” has the same meaning as “vote of a majority of the outstanding voting securities” as defined in the 1940 Act.  The 1940 Act defines this term to mean the affirmative vote of the lesser of (1) 67% of the voting securities of the affected series if more than 50% of the outstanding voting securities of the series are present in person or by proxy at the relevant shareholder meeting, or (2) more than 50% of the outstanding voting securities of the affected series.

Liquidation of a Fund.  The Board may liquidate a series by a majority vote of the Board without shareholder approval.

Indemnification.  The Declaration generally provides for the indemnification of the Trust’s Trustees and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Fund, except with respect to any matter arising from his or her own disqualifying conduct. Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

Shareholder Information

A list of the name, address, and percent ownership of each person who, as of the Record Date, to the knowledge of the Funds, owned 5% or more of the outstanding shares of a Fund can be found at Exhibit C to this Proxy Statement/Prospectus.

VOTING INFORMATION CONCERNING THE SPECIAL MEETING

Proxies are being solicited by the Board on behalf of the Acquired Fund.  The proxies will be voted at the Special Meeting.  The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Touchstone Advisors.

The Acquired Fund has engaged the services of AST Fund Solutions, LLC (the “Solicitor”) to assist in the solicitation of proxies for the Special Meeting.  The Solicitor’s fees and costs are expected to be approximately $5,000.  Proxies are expected to be solicited principally by mail, but the Acquired Fund or the Solicitor may also solicit proxies by telephone, through the Internet or otherwise.  Any telephonic solicitations will follow procedures reasonably designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact.  Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.  Touchstone Advisors may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.  Although the Solicitor’s representatives are permitted to answer questions about the voting process and may read any recommendation set forth in this Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote.  Proxies may also be solicited by officers, employees and agents of Touchstone Advisors or its affiliates.  Such solicitations may be by telephone, through the Internet or otherwise.

Shares of the Funds may be purchased by separate accounts of insurance companies for the purpose of funding Variable Products.  At present, all of the Participating Insurance Companies are affiliated companies of the Trust, such as Western-Southern Life Assurance Company (“WSLAC”), Columbus Life Insurance Company, Integrity

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Life Insurance Company, and National Integrity Life Insurance Company.  Pursuant to an exemptive order from the SEC, shares of the Funds may also be purchased by separate accounts of unaffiliated life insurance companies, qualified pension and retirement plans outside the separate account context and by Touchstone Advisors (including its affiliates) and affiliated and unaffiliated investment managers (including their affiliates) retained by Touchstone Advisors.

Instructions from Contract Owners

Contract Owners who select the Acquired Fund for investment through a subaccount available in a Variable Product issued by a Participating Insurance Company do not invest directly in, or hold shares of, the Acquired Fund.  The Participating Insurance Companies, on behalf of their respective separate accounts, are the shareholders of the Acquired Fund and, as the legal owner of the Acquired Fund’s shares, have sole voting and investment power with respect to the shares.  The Participating Insurance Companies generally will pass through any voting rights to Contract Owners.  Each Contract Owner, therefore, has the right to instruct the Participating Insurance Company how to vote the Contract Owner’s interest with respect to the proposal described in this Proxy Statement/Prospectus.  Participating Insurance Companies will vote the shares of the Acquired Fund held in the name of each of their respective separate accounts as directed by the relevant Contract Owners.

The number of shares for which a Contract Owner may provide voting instructions is calculated by determining, for the Acquired Fund’s subaccount in each applicable separate account, the percentage that represents a Contract Owner’s investment in the subaccount, and applying this percentage to the total number of Acquired Fund shares that the subaccount owns.

If any Contract Owner investing in the Acquired Fund through a Variable Product subaccount fails to provide a Participating Insurance Company with voting instructions, the Participating Insurance Company will vote the shares corresponding to such Contract Owner’s investment for, against or abstaining, in the same proportions as the shares for which instructions have been received from other Contract Owners investing through the Participating Insurance Company’s subaccount.  Shares of the Acquired Fund owned by Participating Insurance Companies also will be voted in the same proportion as the share for which instructions have been received from Contract Owners investing through the respective subaccounts of these Participating Insurance Companies.  This practice means that a small number of Contract Owners may determine the outcome of a vote.

Shares represented by proxies that reflect abstentions or broker non-votes will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum at the Special Meeting.  Abstentions and broker non-votes will have the effect of a negative vote on the proposal described in this Proxy Statement/Prospectus.

Under certain group contracts, participants in the group may be entitled to provide voting instructions.  A participant entitled to provide voting instructions will be referred to as a “Voting Participant.”

Any Contract Owner or Voting Participant authorizing a Participating Insurance Company to vote shares attributable to that Contract Owner or Voting Participant has the power to revoke this authorization (1) by executing and sending a superseding authorization card to the Participating Insurance Company (at the address provided by the Participating Insurance Company) or (2) by sending a notice of revocation to the Participating Insurance Company (at the address provided by the Participating Insurance Company).  The superseding authorization card or notice of revocation must be received by the Participating Insurance Company on or before November 19, 2015.

If the shareholders of the Acquired Fund do not approve the Reorganization or the other closing conditions are not satisfied, the Reorganization will not be completed and the Board will consider other possible courses of action for the Acquired Fund, including continuing to operate the Fund as a stand-alone fund or merging the Fund into another Touchstone fund.

A shareholder of the Acquired Fund who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Trust’s Declaration to demand payment for, or an appraisal of, his or her shares.

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Required Vote

Approval of the Reorganization proposal requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund as defined under the 1940 Act, which means the affirmative vote of the lesser of (1) 67% of the voting securities of the Acquired Fund present at the Special Meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Acquired Fund.

Quorum

The presence in person or by proxy of the shareholders representing 30% of the outstanding shares of the Acquiring Fund entitled to vote at the Special Meeting will constitute a quorum.

Because WSLAC and its affiliates are the legal owners of all of the Acquired Fund’s outstanding shares, there will be a quorum at the Special Meeting regardless of how many Contract Owners direct the Participating Insurance Companies to vote on the proposal described in this Proxy Statement/Prospectus.  If there are insufficient votes to approve the proposal for the Acquired Fund, the persons named as proxies may propose one or more adjournments of the Acquired Fund’s Special Meeting to permit additional time for the solicitation of proxies with respect to that proposal, in accordance with applicable law.  Adjourned meetings must be held within a reasonable time after the date originally set for the Special Meeting.  Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment.  The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of a proposal and will vote against any such adjournment those proxies to be voted against a proposal.

SUBMISSION OF SHAREHOLDER PROPOSALS

The Trust is not generally required to hold annual or special meetings of shareholders.  Any shareholder who wishes to submit a proposal for consideration at a subsequent shareholders’ meeting should mail the proposal promptly to the Trust.  Any proposal to be considered for submission to shareholders must comply with Rule 14a-8 under the Securities Exchange Act of 1934, as amended, and must be received by the Trust within a reasonable time before the solicitation of proxies for that meeting.  The timely submission of a proposal does not guarantee its inclusion.

SHAREHOLDER REPORTS

The Trust’s most recent annual report for the fiscal year ended December 31, 2014 and most recent semi-annual report for the six-month period ended June 30, 2015 are available upon request without charge.  The annual and semi-annual reports may be obtained by writing to the Trust at Touchstone Variable Series Trust, P.O. Box 9878, Providence, Rhode Island 02940, by calling 1-800-543-0407, or online at TouchstoneInvestments.com.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to the High Yield Fund and the Active Bond Fund for the fiscal year ended December 31, 2014 and the financial statements and financial highlights for the same period, has been incorporated by reference in reliance on the report of Ernst & Young LLP, an independent registered public accounting firm, given on their authority as experts in accounting and auditing.  The unaudited Semi-Annual Report of the Trust relating to the Funds for the six months ended June 30, 2015 has also been incorporated by reference.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Active Bond Fund’s shares will be passed upon by Vedder Price P.C., located at 222 N. LaSalle Street, Chicago, Illinois 60601.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and accordingly files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800,

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Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchasing Shares

You cannot buy shares of the Funds directly.  You can invest indirectly in the Funds through your purchase of a Variable Product.  You should read each Fund’s prospectus and the prospectus of the Variable Product carefully before you choose your investment options.

Shareholder Servicing Plan

The Trust has adopted a shareholder services plan with respect to the Funds, providing that the Trust may obtain the services of Touchstone Advisors and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust (or the Trust’s agents) may enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Transfer Agent.  For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Selling Shares

To meet various obligations under the contracts, the Participating Insurance Companies may sell Fund shares to generate cash.  For example, an insurance company may sell Fund shares and use the proceeds to pay a Contract Owner who requested a partial withdrawal or who surrendered a contract.  Proceeds from the sale are usually sent to the separate account on the next business day.  The Funds may suspend sales of shares or postpone payment dates when the New York Stock Exchange (“NYSE”) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

Redemption in-Kind.  Under unusual circumstances, when the Board deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities. Until such time as the shareholder sells the securities they receive in-kind, the securities are subject to market risk. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Market Timing Policy

Shares of the Funds are held by insurance companies who make the Funds available to investors through subaccounts. These subaccounts are available to investors through Variable Products issued by the insurance company. As a result, market timing or excessive trading in accounts that an investor owns or controls may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all investors, including long-term investors who do not generate these costs.  The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by investors.  The Board has adopted the following policies and procedures with respect to market timing of the Funds by investors.  The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading.  If a Fund has reason to believe that an investor has engaged in excessive short-term trading, the Fund may ask the insurance companies to stop such activities or restrict or refuse to process purchases or exchanges in the investor’s accounts.  While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its investors.  However, because the Funds cannot prevent all market timing, investors may be subject to the risks described above.

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The Trust expects the insurance company separate accounts that invest in the Funds to have in place policies and procedures reasonably designed to deter market timing in the separate accounts by contract or policy holders.

Separate accounts often establish omnibus accounts in the Funds for their contract or policy holders through which transactions are placed.  In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with the insurance companies that use the Funds as underlying investment vehicles for their separate accounts.  Under these agreements, an insurance company is obligated to:  (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon their request, with information regarding contract or policy holder trading activities in shares of the Funds; and (3) enforce its market-timing policy with respect to contract or policy holders identified by the Funds as having engaged in market timing.  When information regarding transactions in the Funds’ shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to an insurance company (an “indirect intermediary”), any insurance company with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of contract or policy holders or any other persons.

Investors in the Funds should be aware that the right of an owner of a Variable Product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a Contract Owner may make among the subaccounts investing in the Funds. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Funds and the Contract Owners and other factors such as state insurance laws may limit a Fund’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Funds’ difficulty in deterring such market timing activities.

The Funds apply these policies and procedures uniformly to all investors believed to be engaged in market timing or excessive trading.  The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

Pricing of Fund Shares

Each Fund’s share price, also called net asset value (“NAV”), is determined as of the close of trading (normally 4:00 p.m. eastern time) every day the NYSE is open.  Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of its shares outstanding.  Shares are purchased or sold at the NAV next determined after a purchase or sale order is received in proper form by Touchstone Securities or its authorized agent.

The Funds’ equity investments are valued based on market value or, if no market value is readily available, based on fair value as determined by the Board (or under their direction).  The Funds may use pricing services to determine market value for investments.  Some specific pricing strategies follow:

•                  All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost, provided such amount approximates market value.

•                  Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

•                  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

•                  Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange.  However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of

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regular trading on the NYSE, the security might be valued based on fair value.  This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.

•                  Because portfolio securities that are primarily listed on non-U.S. exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund’s NAV may change on days when the separate accounts will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations are priced at their fair value using procedures approved by the Board. Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Funds may use fair value pricing under the following circumstances, among others:

•                  If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•                  If a security, such as a small cap or micro-cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•                  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•                  If the validity of market quotations is not reliable.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund has established fair value policies and procedures that delegate fair value responsibilities to Touchstone Advisors. These policies and procedures outline the fair value method for Touchstone Advisors. Touchstone Advisors’ determination of a security’s fair value price often involves the consideration of a number of subjective factors established by the Board, and is therefore subject to the unavoidable risk that the value the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Each Fund has the same dividend distribution policy.  Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.  Each Fund will declare dividends, if any, annually to shareholders.  Distributions of any net realized long-term and short-term capital gains earned by a Fund, if any, will be made at least annually to shareholders.  All dividends and distributions paid on a Fund’s shares held by a separate account are automatically reinvested in shares of such Fund.

The Funds have each qualified to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, each Fund must, among other things, distribute at least 90% of its taxable and tax-exempt income and diversify its holdings as required by the Code.  While so qualified, so long as each Fund distributes all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income and any realized net capital gains to its shareholders of record, it is expected that the Funds will not be required to pay any federal income taxes.

For more information about dividends and other distributions in connection with any investment in a Variable Product, see the prospectus for that Variable Product.

22

Federal Income Tax Information

Shares of the Funds must be purchased through separate accounts used to fund Variable Products.  As a result, it is anticipated that any income dividends or capital gains distributed by the Funds will be exempt from current federal income taxation by contract holders if left to accumulate within a separate account.  Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 ½.

Investors are urged and advised to consult their own tax advisors for more information on their tax situation, including possible foreign, state, or local taxes.

For more information about the tax consequences of an investment in a Variable Product, see the prospectus for your Variable Product.

This section is only a summary of some important federal income tax considerations that may affect your investment in a Fund.  More information regarding these considerations is included in the Trust’s SAI.  You are urged and advised to consult your own tax advisors regarding the effects of an investment in a Variable Product that invests in a Fund on your own tax situation, including possible foreign, state or local taxes.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote in accordance with their judgment.

23

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years and the six months ended June 30, 2015.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.  For each Fund, this information was audited by Ernst & Young LLP for each of the five years ended December 31, 2014.  For each Fund, the information for the six-month period ended June 30, 2015 is unaudited.  Ernst & Young LLP’s report, along with each Fund’s financial statements, is included in the Funds’ annual report.  You can obtain the annual and semi-annual reports at no charge by calling 1.800.543.0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/home/formslit.  The annual and semi-annual reports have been incorporated by reference into the SAI.

Touchstone Active Bond Fund
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2015	Year Ended December 31,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$10.49	$10.37	$11.00	$11.09	$10.73	$10.37
Income (loss) from investment operations:
Net investment income	0.10	0.20	0.22	0.29	0.37	(A)	0.38
Net realized and unrealized gains (losses) on investments	(0.07)	0.20	(0.46)	0.30	0.53	0.40
Total from investment operations	0.03	0.40	(0.24)	0.59	0.90	0.78
Distributions from:
Net investment income	—	(0.28)	(0.34)	(0.35)	(0.30)	(0.42)
Realized capital gains	—	—	(0.05)	(0.33)	(0.24)	—
Total distributions	—	(0.28)	(0.39)	(0.68)	(0.54)	(0.42)
Net asset value at end of period	$10.52	$10.49	$10.37	$11.00	$11.09	$10.73
Total return(B)	0.29	%(C)	3.82%	(2.18)%	5.28%	8.45%	7.57%
Ratios and supplemental data:
Net assets at end of period (000’s)	$48,725	$48,978	$48,388	$53,085	$54,509	$40,408
Ratio to average net assets:
Net expenses	0.97	%(D)	0.98%	1.00%	1.00%	0.93%	0.91%
Gross expenses	0.86	%(D)	1.01%	1.05%	1.00%	0.93%	0.91%
Net investment income	1.91	%(D)	1.92%	2.01%	2.55%	3.29%	3.50%
Portfolio turnover rate	196	%(C)	287%	508%	404%	419%	487%

(A) The net investment income per share is based on average shares outstanding for the period.

(B) Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(C) Not annualized.

(D) Annualized.

24

Touchstone High Yield Fund
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2015	Year Ended December 31,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$6.66	$7.28	$8.01	$7.59	$7.86	$7.64
Income (loss) from investment operations:
Net investment income	0.16	(A)	0.41	0.46	(A)	0.54	0.74	0.72
Net realized and unrealized gains (losses) on investments	0.05	(0.37)	(0.08)	0.48	(0.26)	0.25
Total from investment operations	0.21	0.04	0.38	1.02	0.48	0.97
Distributions from:
Net investment income	—	(0.66)	(1.11)	(0.60)	(0.75)	(0.75)
Net asset value at end of period	$6.87	$6.66	$7.28	$8.01	$7.59	$7.86
Total return(B)	3.15	%(C)	0.62%	4.75%	13.45%	6.08%	12.65%
Ratios and supplemental data:
Net assets at end of period (000’s)	$12,451	$13,283	$14,864	$29,825	$27,191	$32,552
Ratio to average net assets:
Net expenses	1.05	%(D)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.43	%(D)	1.46%	1.26%	1.10%	1.05%	1.05%
Net investment income	4.79	%(D)	4.84%	5.55%	6.47%	6.96%	7.57%
Portfolio turnover rate	30	%(C)	40%	52%	48%	55%	56%

(A) The net investment income per share is based on average shares outstanding for the period.

(B) Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(C) Not annualized.

(D)Annualized.

25

EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of                     , 2015, among Touchstone Active Bond Fund (the “Acquiring Fund”), a series of Touchstone Variable Series Trust (the “Trust”), a Massachusetts business trust; Touchstone High Yield Fund (the “Acquired Fund,” and collectively with the Acquiring Fund, the “Funds”), a series of the Trust; and Touchstone Advisors, Inc. (for purposes of paragraph 9.1 only of this Agreement).  The Trust has its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest, with no par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (ii) the pro rata distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions in this Agreement;

WHEREAS, the parties intend that this Agreement be a plan of reorganization and that the Reorganization shall qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder;

WHEREAS, the Acquired Fund and the Acquiring Fund are each a separate investment series of an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the Reorganization;

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquired Fund and its shareholders and that the interests of the shareholders of the Acquired Fund will not be diluted in value as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND

LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1                               THE EXCHANGE.  Subject to the terms and conditions of this Agreement and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the Closing (as defined in paragraph 3.1 below).

1.2                               ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund as of the Closing.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  The Acquired Fund represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of portfolio securities, purchases and redemptions of Acquired Fund shares, the payment of its normal operating expenses and the distribution of its net income and net capital gain.  The Acquired Fund reserves the right to buy and sell any securities or other assets in accordance with its investment objective and policies.

1.3                               LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Valuation Time (as defined in paragraph 2.1 below).  The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence as of the Closing.

1.4                               LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing as is practicable (the “Liquidation Date”), (a) the Acquired Fund will completely liquidate and distribute pro rata to the Acquired Fund’s shareholders of record, determined as of the Closing (the “Acquired Fund Shareholders”), the Acquiring Fund Shares (as set forth in paragraph 2.3) received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will proceed to terminate in accordance with applicable laws of the Commonwealth of Massachusetts as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund and will be null and void.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange, except for any global certificate or certificates required by a securities depository in connection with the establishment of book-entry ownership of the shares.  Acquiring Fund Shares distributed to Acquired Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated shares.

1.5                               OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Acquiring Fund Shares will be issued in the manner described in the Proxy Statement/Prospectus on Form N-14 (the “Proxy Statement/Prospectus”), which will be distributed to shareholders of the Acquired Fund as described in paragraph 8.4.

1.6                               TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7                               REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8                               TERMINATION.  The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1                               VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund and the amount of the Acquired Fund’s liabilities to be assumed by the Acquiring Fund shall be computed as of the close of business on the New York Stock Exchange on the Closing Date (the “Valuation Time”), using the valuation procedures set forth in the Trust’s Declaration of Trust (as amended from time to time, the “Declaration of Trust”) and the Acquired Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

2.2                               VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund and the Acquired Fund shall be the net asset value per share of such Fund computed as of the Valuation Time, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

2.3                               SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s net assets shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Acquiring Fund (as set forth below) as of the Valuation Time, determined in accordance with paragraph 2.2.

2.4                               DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1                               CLOSING DATE.  The closing of the Reorganization (the “Closing”) shall take place on December 4, 2015 or such other date as the Funds may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. Eastern Time on the Closing Date unless otherwise provided.  The Closing shall be held as of 5:00 p.m. Eastern Time at the offices of the Trust, or at such other time or place as the Funds may agree.

3.2                               EFFECT OF SUSPENSION IN TRADING.  In the event that on the Closing Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day on which trading shall have been fully resumed and reporting shall have been restored or such other date as the Funds may agree.

3.3                               TRANSFER AGENT’S CERTIFICATE.  As of the Closing, the Acquired Fund shall cause its transfer agent to deliver to the Acquiring Fund a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder as of the Closing.  As of the Closing, the Acquiring Fund shall cause its transfer agent to issue and deliver to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or otherwise provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other Fund or its counsel may reasonably request.

3.4                               CUSTODIAN’S CERTIFICATE.  As of the Closing or as soon as practicable thereafter, the Acquired Fund shall cause its custodian to deliver to the Acquiring Fund a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund as of the final settlement date for such transfers; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of such portfolio securities, cash and any other assets by the Acquired Fund.  As of the Closing or as soon as practicable thereafter, the Acquiring Fund shall cause its custodian to deliver to the Acquired Fund a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Acquired Fund’s portfolio securities, cash and any other assets as of the final settlement date for such transfers.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1                               REPRESENTATIONS OF THE ACQUIRED FUND.  The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)                                 The Acquired Fund is a separate investment series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of Massachusetts.

(b)                                 The Acquired Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)                                  The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), the 1940 Act and the rules and regulations of the Commission under such Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws (as amended from time to time, the “By-Laws”) or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)                                  The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it on or prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3.

(f)                                   Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquired Fund’s knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or its ability to carry out the Reorganization.  The Acquired Fund knows of no facts that might form the basis for the institution of any such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that is reasonably likely to materially and adversely affect its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(g)                                  The audited financial statements of the Acquired Fund as of December 31, 2014 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles in the United States of America consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h)                                 The financial statements of the Acquired Fund as of June 30, 2015 and for the six-month period then ended have been prepared in accordance with generally accepted accounting principles in the United States of America consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(i)                                     Since the date of the financial statements referred to in subparagraph (h) above, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(j)                                    All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown as due on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes as of the dates of the financial statements referred to in subparagraphs (g) and (h) above are properly reflected on such financial statements.  To the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund.

(k)                                 For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund has been or will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met or will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been and will be eligible to compute and has computed and will compute its federal income tax under Section 852 of the Code, and will have distributed on or prior to the Closing Date all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (as such terms are defined in the Code) after reduction for any available capital loss carryover as of the Closing Date, in each case that has accrued or will accrue on or prior to the Closing Date.

(l)                                     The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” within the meaning of Section 368(a)(3)(A) of the Code.

(m)                             All issued and outstanding shares of the Acquired Fund are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares.

(n)                                 At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(o)                                 The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees and, subject to the approval of the Acquired Fund shareholders, this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p)                                 The information furnished by the Acquired Fund for use in “no-action” letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(q)                                 The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement/Prospectus, all of which has been included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act in connection with the Reorganization.  The Proxy Statement/Prospectus included in the Registration Statement (other than information that relates to the Acquiring Fund and any other fund described other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.2                               REPRESENTATIONS OF THE ACQUIRING FUND.  The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)                                 The Acquiring Fund is a separate investment series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of Massachusetts.

(b)                                 The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)                                  The current prospectus and statement of additional information of the Acquiring Fund, as of the date of the Proxy Statement/Prospectus, conform in all material respects to the applicable requirements of the 1933 Act, the 1940 Act and the rules and regulations of the Commission under such Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)                                  Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquiring Fund’s knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or its ability to carry out the Reorganization.  The Acquiring Fund knows of no facts that might form the basis for the institution of any such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that is reasonably likely to materially and adversely affect its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(f)                                   The audited financial statements of the Acquiring Fund as of December 31, 2014 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles in the United States of America consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)                                  The financial statements of the Acquiring Fund as of June 30, 2015 and for the six-month period then ended have been prepared in accordance with generally accepted accounting principles in the United States of America consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(h)                                 Since the date of the financial statements referred to in subparagraph (g) above, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this subparagraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(i)                                     All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown as due on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes as of the dates of the financial statements referred to in subparagraphs (f) and (g) above are properly reflected on such financial statements.  To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(j)                                    For each taxable year of its operations, the Acquiring Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to compute and has computed its federal income tax under Section 852 of the Code.  In addition, the Acquiring Fund will satisfy each of the foregoing with respect to its taxable year that includes the Closing Date.

(k)                                 All issued and outstanding Acquiring Fund Shares are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(l)                                     The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees and, subject to the approval of the Acquired Fund shareholders, this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)                             The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable by the Acquiring Fund.

(n)                                 The information furnished by the Acquiring Fund for use in “no-action” letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(o)                                 The Proxy Statement/Prospectus included in the Registration Statement does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading (except with respect to such information that relates to the Acquired Fund that has been provided by the Acquired Fund pursuant to paragraph 4.1(q)).

(p)                                 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state “Blue Sky” or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1                               OPERATION IN ORDINARY COURSE.  Each of the Acquiring Fund and the Acquired Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include purchases and redemptions of shares, customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

5.2                               SHAREHOLDER MEETING.  The Acquired Fund will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3                               INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.4                               ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5                               FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date.

5.6                               TAX STATUS OF REORGANIZATION.  It is the intention of the Funds that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Except as otherwise expressly provided in this Agreement, none of the Trust, the Acquired Fund or the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated by paragraph 8.6.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the Reorganization shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it at or before the Closing, and, in addition, the following further condition:

6.1                               All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing.  The Acquiring Fund shall have delivered to the Acquired Fund at the Closing a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it at or before the Closing and, in addition, the following conditions:

7.1                               All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing.  The Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2                               The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE ACQUIRED FUND

If any of the conditions set forth below in this Article VIII have not been satisfied at or before the Closing with respect to the Acquired Fund or the Acquiring Fund, the other Fund shall, at its option, not be required to consummate the Reorganization:

8.1                               This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and the 1940 Act.  Notwithstanding anything in this Agreement to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.1.

8.2                               On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization.

8.3                               All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state “Blue Sky” securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the Reorganization shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party may for itself waive any of such conditions.

8.4                               The Registration Statement shall have become effective under the 1933 Act, no stop order suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.  The Acquired Fund and the Acquiring Fund shall have distributed, or caused to be distributed, copies of the Proxy Statement/Prospectus to Acquired Fund shareholders of record as and in the manner required by the 1933 Act, the 1934 Act and the 1940 Act.

8.5                               The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders at least (i) all of the Acquired Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid); (ii) the excess of the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code for all taxable years or periods ending on or before the Closing Date; and (iii) all of the Acquired Fund’s net capital gain

(as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any available capital loss carryforward).

8.6                               Each of the Acquiring Fund and the Acquired Fund shall have received an opinion of Vedder Price P.C. substantially to the effect that, for federal income tax purposes:

(a)                                 The transfer by the Acquired Fund of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund, immediately followed by the pro rata distribution of all the Acquiring Fund Shares so received by the Acquired Fund to the Acquired Fund’s shareholders of record in complete liquidation of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)                                 No gain or loss will be recognized by the Acquiring Fund upon the receipt of substantially all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund.

(c)                                  No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares so received to the Acquired Fund’s shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)                                 No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Acquired Fund solely for Acquiring Fund Shares.

(e)                                  The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder.

(f)                                   The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets at the effective time of the Reorganization.

(g)                                  The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately before the effective time of the Reorganization.

(h)                                 The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any Acquired Fund Shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and limitations and such representations as Vedder Price P.C. may reasonably request.  The Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1                               Except as otherwise provided, all expenses of the Reorganization incurred by the Acquired Fund and the Acquiring Fund, whether incurred on, before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trust and the Funds.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) shareholder solicitation costs.

9.2                               Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1                        The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the Funds.

10.2                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.

ARTICLE XI

TERMINATION

11.1                        This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund.  In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing because:

(a)                                 of a breach by the other of any representation, warranty or agreement contained in this Agreement to be performed at or prior to the Closing, if not cured within 30 days; or

(b)                                 a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2                        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust or its Trustees or officers to the other party, but Touchstone Advisors, Inc. shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1                        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions of that state; provided, that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4                        This Agreement shall bind and inure to the benefit of the Funds and their respective successors and assigns, but no assignment or transfer of any rights or obligations under this Agreement shall be made by any Fund without the written consent of the other Fund.  Nothing in this Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5                        With respect to the Trust, the names used in this Agreement refer respectively to the Trust and the Funds and, as the case may be, the Trustees, as trustees but not individually or personally, acting in the case of the Trust under organizational documents that have been filed in Massachusetts and are also on file at the principal office of the Trust.  The obligations of the Trust entered into in the name or on behalf of any of the Trustees, representatives or agents of the Trust are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the property of the applicable Fund, and all persons dealing with the Acquired Fund or the Acquiring Fund must look solely to property belonging to the Acquired Fund or the Acquiring Fund, as the case may be, for the enforcement of any claims against the Acquired Fund or the Acquiring Fund, respectively.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement, all as of the date first written above.

TOUCHSTONE VARIABLE SERIES TRUST,
on behalf of Touchstone Active Bond Fund

By:

Name:

Title:

TOUCHSTONE VARIABLE SERIES TRUST,
on behalf of [ACQUIRED FUND]

By:

Name:

Title:

For purposes of paragraph 9.1 only:

TOUCHSTONE ADVISORS, INC.

By:

Name:

Title:

By:

Name:

Title:

EXHIBIT B:  FUNDAMENTAL INVESTMENT LIMITATIONS

A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.  Each Fund has the same fundamental investment limitations, which are set forth below.  The Funds are both diversified funds.

	Active Bond Fund	High Yield Fund
Senior Securities	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.	Same as Active Bond Fund.

Borrowing	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.	Same as Active Bond Fund.

Underwriting

The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

Same as Active Bond Fund.

Concentration of Investments

The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities) if, as a result, more than 25% of the Funds’ total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Same as Active Bond Fund.

	Active Bond Fund	High Yield Fund
Real Estate

The Fund may not purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Funds’ ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

Same as Active Bond Fund.

Commodities

The Fund may not purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Funds’ ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and (iv) purchase or sell futures contracts.

Same as Active Bond Fund.

Loans

The Fund may not make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

Same as Active Bond Fund.

	Active Bond Fund	High Yield Fund
Diversification

The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Same as Active Bond Fund.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1.  Diversification.  Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the Fund.

2.  Borrowing.  The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets.)

3.  Underwriting.  Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.  Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4.  Lending.  Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.  Each Fund’s current investment policy on lending is set forth above.

5.  Senior Securities.  Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments and derivative transactions, with appropriate earmarking or segregation of assets to cover such obligation.

Non-fundamental Operating Policies.  The Funds have adopted additional restrictions as a matter of “operating policy.”  These restrictions are non-fundamental and may be changed by the Board without a shareholder vote.  Except for the limitations on borrowings and illiquid securities, if a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or other circumstances will not be considered a deviation from a policy.

The following non-fundamental operating policies are applicable to both the Active Bond Fund and the High Yield Fund:

1.              Each Fund may not change its policy of investing, under normal circumstances, at least 80% of its net assets (defined as net assets, plus the amount of any borrowings for investment purposes), in investments suggested by the Fund’s name as described in the prospectus, without providing shareholders with at least 60-days prior notice of such change.

2.              The Funds (with the exception of xi and xii, which do not apply to the Active Bond Fund) may not:

i.                       pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund’s total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

ii.                    purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

iii.                 sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

iv.                invest for the purpose of exercising control or management;

v.                   purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund’s total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund’s total assets (taken at the greater of cost or market value) to be invested in any one investment company, provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

vi.                invest more than 15% of the Fund’s net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid in accordance with guidelines approved by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two NRSROs and the Fund’s Board have determined the commercial paper to be liquid in accordance with the guidelines approved by the Fund’s Board of Trustees; or (ii) if only one NRSRO rates the security, the security is rated in one of the two highest categories by that NRSRO and the Fund’s Advisor has determined that the commercial paper is equivalent quality and is liquid in accordance with guidelines approved by the Fund’s Board of Trustees;

vii.             invest more than 10% of the Fund’s total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than securities deemed liquid in accordance with guidelines approved by the Fund’s Board);

viii.          purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

ix.                make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund’s net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

x.                   purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund’s aggregate investment in such classes of securities will exceed 5% of its total assets;

xi.                (Applicable to the High Yield Fund) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund’s net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund’s obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); or

xii.             (Applicable to the High Yield Fund) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and:  (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund’s total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund’s total assets.

The following non-fundamental operating policy is applicable only to the Active Bond Fund:

The Active Bond Fund may not borrow money from banks or other persons in an amount not exceeding 10% of its total assets, except for the use of reverse repurchase agreements and covered dollar rolls or as a temporary measure for extraordinary or emergency purposes.

The following non-fundamental operating policy is applicable only to the High Yield Fund:

The High Yield Fund may not borrow money (including through reverse repurchase agreements or covered dollar rolls involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that the Fund may not purchase any security while outstanding borrowings exceed 5%.

EXHIBIT C:  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The shareholders of the Acquired Fund at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting with respect to shares of the Acquired Fund owned as of the Record Date.  As of the Record Date, the total number of shares of each of the Funds outstanding and, in the case of the Acquired Fund, entitled to vote was as follows:

Fund	Number of Shares
Touchstone Active Bond Fund	4,586,837.302
Touchstone High Yield Fund	1,575,700.050

As of the Record Date, the Officers and Trustees of the Trust owned less than 1% of the shares of any of the Active Bond Fund or the Acquired Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Funds.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Number of Shares	Percentage of Ownership of Fund Before the Reorganization	Percentage of Ownership of Combined Active Bond Fund after the Reorganization

Touchstone Active Bond Fund	Western & Southern Life Insurance Company Separate Account A 400 Broadway Cincinnati, OH 45202	2,833,855.282	61.78%	50.9%

	Integrity Life Insurance Company 400 Broadway Cincinnati, OH 45202	1,087,965.473	23.72%	25.2%

	Columbus Life Insurance Company Separate Account 1 400 Broadway Cincinnati, OH 45202	287,264.247	6.26%	10.3%

	National Integrity Life Insurance Company 400 Broadway Cincinnati, OH 45202	248,382.727	5.42%	7.9%

Touchstone High Yield Fund	Integrity Life Insurance Company 400 Broadway Cincinnati, OH 45202	516,129.520	32.76%	25.2%

	Columbus Life Insurance Company Separate Account 1 400 Broadway Cincinnati, OH 45202	454,459.478	28.84%	10.3%

	National Integrity Life Insurance Company 400 Broadway Cincinnati, OH 45202	306,191.186	19.43%	7.9%

	Western-Southern Life Assurance Company Separate Account 1 400 Broadway Cincinnati, OH 45202	298,916.182	18.97%	5.6%

TSF-2222-1510

C-1

STATEMENT OF ADDITIONAL INFORMATION

October 27, 2015

Touchstone Variable Series Trust
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1.800.543.0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 27, 2015, relating specifically to the proposed (i) transfer of all of the assets of Touchstone High Yield Fund (the “Acquired Fund”) to Touchstone Active Bond Fund (the “Acquiring Fund”) in exchange for shares of Touchstone Active Bond Fund and the assumption by Touchstone Active Bond Fund of all of the liabilities of the Acquired Fund; and (ii) the termination the Acquired Fund subsequent to the distribution of shares of Touchstone Active Bond Fund to the Acquired Fund’s shareholders in complete liquidation of such Acquired Fund.  Both the Acquired Fund and the Acquiring Fund are series of Touchstone Variable Series Trust.

A copy of the Proxy Statement/Prospectus may be obtained without charge by calling or writing to Touchstone Variable Series Trust at the telephone number or address set forth above.  The transfer is to occur pursuant to an Agreement and Plan of Reorganization.

1

A. General Information	1
B. Incorporation by Reference	1
C. Pro Forma Financial Information (Unaudited)	2

i

A.                                    General Information

This SAI relates to the proposed (i) transfer of all of the assets of Touchstone High Yield Fund (the “Acquired Fund”) to Touchstone Active Bond Fund (the “Acquiring Fund”) in exchange for shares of Touchstone Active Bond Fund and the assumption by Touchstone Active Bond Fund of all of the liabilities of the Acquired Fund; and (ii) the termination of the Acquired Fund subsequent to the distribution of shares of Touchstone Active Bond Fund to the Acquired Fund’s shareholders in complete liquidation of such Acquired Fund.  Both the Acquired Fund and the Acquiring Fund are series of Touchstone Variable Series Trust.

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

B.                                    Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)                                 Prospectus relating to the Touchstone High Yield Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(2)                                 Prospectus relating to the Touchstone Active Bond Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(3)                                 SAI relating to the Touchstone High Yield Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(4)                                 SAI relating to the Touchstone Active Bond Fund dated April 30, 2015, as supplemented through the date of this SAI (previously filed on EDGAR, Accession No. 0001104659-15-029084).

(5)                                 Annual Report relating to the Touchstone High Yield Fund for the fiscal year ended December 31, 2014 (previously filed on EDGAR, Accession No. 0001144204-15-012285).

(6)                                 Annual Report relating to the Touchstone Active Bond Fund for the fiscal year ended December 31, 2014 (previously filed on EDGAR, Accession No. 0001144204-15-012285).

(7)                                 Semi-Annual Report (unaudited) relating to the Touchstone High Yield Fund for the six months ended June 30, 2015 (previously filed on EDGAR, Accession No. 0001144204-15-052587).

(8)                                 Semi-Annual Report (unaudited) relating to the Touchstone Active Bond Fund for the six months ended June 30, 2015 (previously filed on EDGAR, Accession No. 0001144204-15-052587).

C.                                    Pro Forma Financial Information (Unaudited)

Pro Forma Financial Statements
Touchstone Variable Series Trust
Touchstone Active Bond Fund
Pro Forma Combining
Statement of Assets & Liabilities
As Of June 30, 2015 (Unaudited)

	Touchstone High Yield Fund	Touchstone Active Bond Fund	Pro Forma Adjustments		Proforma Combined Touchstone Active Bond Fund
Assets
Investments, at cost	$12,734,693	$47,513,438			$60,248,131
Investments, at market value (A)	$12,380,273	$47,329,394			$59,709,667
Dividends and interest receivable	210,114	328,522			538,636
Receivable for capital shares sold	153	5			158
Receivable for investments sold	9,101	1,518,870			1,527,971
Receivable for securities lending income	58	58			116
Other assets	61	4,078			4,139
Total Assets	12,599,760	49,180,927			61,780,687

Liabilities
Payable for return of collateral for securities on loan	101,255	105,027			206,282
Payable for capital shares redeemed	7,643	14,179			21,822
Payable for investments purchased	9,000	238,848			247,848
Payable to Investment Advisor	4,660	16,041			20,701
Payable to other affiliates	171	63,233			63,404
Payable to Trustees	3,018	3,017			6,035
Payable for professional services	10,027	7,595			17,622
Payable for Pricing Services	9,564	7,864			17,428
Other accrued expenses and liabilities	3,043	65			3,108
Total Liabilities	148,381	455,869			604,250

Net Assets	$12,451,379	$48,725,058			$61,176,437

Net assets consist of:
Paid-in capital	$12,124,299	$47,761,884			$59,886,183
Accumulated net investment income	993,976	1,592,798			2,586,774
Accumulated net realized losses on investments, foreign currency transactions and futures contracts	(312,476)	(445,580)			(758,056)
Net unrealized depreciation on investments and foreign currency transactions	(354,420)	(184,044)			(538,464)
Net Assets applicable to shares outstanding	$12,451,379	$48,725,058			$61,176,437

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,812,785	4,632,337	(629,194	)(B)	5,815,928
Net asset value, offering price and redemption price per share	$6.87	$10.52			$10.52

(A) Includes market value of securities on loan of:	$96,839	$103,034	$199,873

(B) Reflects the capitalization adjustments due to the change in net asset value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Active Bond Fund to the Touchstone High Yield Fund shareholders as if the reorganization had taken place on June 30, 2015.

Touchstone Variable Series Trust
Touchstone Active Bond Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ended June 30, 2015 (Unaudited)

	Touchstone High Yield Fund	Touchstone Active Bond Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Active Bond Fund
Investment Income
Dividends from affiliated securities	$34	$251	$—		$285
Dividends from non-affiliated securities	—	23,769	—		23,769
Interest	781,189	1,376,639	—		2,157,828
Income from Securities Loaned	319	627	—		946
Total Investment Income	781,542	1,401,286	—		2,182,828
Expenses
Investment advisory fees	66,742	246,506	(62,598	)(A)	250,650
Administration fees	23,035	85,176	(17,350	)(A)	90,861
Compliance fees and expenses	1,785	1,785	(705	)(B)	2,865
Custody fees	5,431	5,854	(5,000	)(B)	6,285
Professional fees	18,559	29,081	(18,559	)(B)	29,081
Transfer Agent fees	133	159	—		292
Pricing expense	33,186	22,057	(30,300	)(B)	24,943
Reports to Shareholders	5,327	6,980	(5,327	)(B)	6,980
Shareholder servicing fees	27,673	38,678	—		66,351
Trustee fees	12,380	12,312	(9,564	)(B)	15,128
Other expenses	3,196	4,504	(3,000	)(B)	4,700
Total Expenses	197,447	453,092	(152,403)		498,136
Fees waived and/or reimbursed by the Advisor and/or Affiliates	(57,288)	(1,363)	58,651	(C)	—
Fees eligible for recoupment by the Advisor	—	26,616	15,231	(D)	41,847
Net Expenses	140,159	478,345	(78,521)		539,983
Net Investment Income (Loss)	641,383	922,941	78,521		1,642,845
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	135,470	352,353	—		487,823
Net realized losses on futures contracts	—	(20,337)	—		(20,337)
Net change in unrealized depreciation on investments	(909,427)	(1,074,298)	—		(1,983,725)
Net Realized and Unrealized Losses on Investments	(773,957)	(742,282)	—		(1,516,239)
Change in Net Assets Resulting from Operations	$(132,574)	$180,659	$78,521		$126,606

(A)  Reflects the impact of applying the Acquiring Fund’s Investment Advisory and Administration fee rates following the Reorganization to the combined fund’s average net assets.

(B)  Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.

(C)  Reflects the decrease in expense reimbursement payments the advisor would have made to the combined fund if the Reorganization had occurred on the first day of the 12-month period ended June 30, 2015.

(D)  Reflects the increase in the recoupment of previously waived expense the advisor would have received from the combined fund if the Reorganization had occurred on the first day of the 12-month period ended June 30, 2015.

Touchstone Variable Series Trust
Touchstone Active Bond Fund

Pro Forma Combining
Portfolio of Investments
As Of June 30, 2015 (Unaudited)

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Corporate Bonds - 53.5%

Financials - 12.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Ireland), 144a, 4.500%, 5/15/21	$233,000	$234,165	$6,000	$6,030			$239,000	$240,195
Ally Financial, Inc., 8.000%, 11/1/31	134,000	170,850	39,000	49,725			173,000	220,575
Ally Financial, Inc., 8.000%, 12/31/18(E)	—	—	100,000	111,625			100,000	111,625
Bank of America Corp. MTN, 4.000%, 1/22/25	245,000	238,702	—	—			245,000	238,702
Bank of America Corp., 6.100%, 12/29/49(A)	300,000	296,250	—	—			300,000	296,250
Bank of New York Mellon Corp. (The), 4.950%, 12/29/49(A)	300,000	297,750	—	—			300,000	297,750
BB&T Corp. MTN, 2.625%, 6/29/20	174,000	174,386	—	—			174,000	174,386
Boston Properties LP, REIT, 3.850%, 2/1/23	155,000	158,715	—	—			155,000	158,715
Capital One NA/Mclean VA, 1.650%, 2/5/18	265,000	262,968	—	—			265,000	262,968
CBRE Services, Inc., 5.250%, 3/15/25(E)	—	—	22,000	22,770			22,000	22,770
CIT Group, Inc., 5.000%, 8/15/22	3,000	2,970	208,000	205,920			211,000	208,890
Citigroup, Inc., 3.300%, 4/27/25	125,000	120,201	—	—			125,000	120,201
Citigroup, Inc., 5.350%, 4/29/49(A)	300,000	282,450	—	—			300,000	282,450
Credit Acceptance Corp., 144a, 7.375%, 3/15/23	27,000	27,878	—	—			27,000	27,878
Credit Acceptance Corp., 6.125%, 2/15/21(E)	—	—	17,000	17,042			17,000	17,042

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Credit Suisse Group Funding Guernsey Ltd. (Guernsey), 144a, 2.750%, 3/26/20	$250,000	$246,863	$—	$—			$250,000	$246,863
Crown Castle International Corp., REIT, 5.250%, 1/15/23(E)	—	—	73,000	73,529			73,000	73,529
CTR Partnership LP / CareTrust Capital Corp. REIT, 5.875%, 6/1/21(E)	—	—	58,000	59,015			58,000	59,015
First Cash Financial Services, Inc., 6.750%, 4/1/21(E)	—	—	63,000	66,308			63,000	66,308
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	265,000	267,463	—	—			265,000	267,463
General Electric Capital Corp. MTN, 4.650%, 10/17/21	155,000	169,827	—	—			155,000	169,827
General Motors Financial Co., Inc., 3.250%, 5/15/18	223,000	228,072	—	—			223,000	228,072
General Motors Financial Co., Inc., 4.250%, 5/15/23	1,000	1,012	6,000	6,071			7,000	7,083
Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	115,000	127,710	—	—			115,000	127,710
Goldman Sachs Group, Inc. (The), 5.375%(A)(C)(E)	—	—	61,000	60,263			61,000	60,263
Goldman Sachs Group, Inc. (The), 5.375%, 12/29/49(A)	25,000	24,698	—	—			25,000	24,698
Goldman Sachs Group, Inc. (The), 5.700%, 12/29/49(A)	300,000	301,080	—	—			300,000	301,080
Health Care REIT, Inc., 6.125%, 4/15/20	180,000	205,645	—	—			180,000	205,645
International Lease Finance Corp., 5.875%, 8/15/22(E)	—	—	57,000	61,560			57,000	61,560
JPMorgan Chase & Co., 3.250%, 9/23/22	145,000	144,059	—	—			145,000	144,059
JPMorgan Chase & Co., 5.150%, 12/29/49(A)	300,000	285,480	—	—			300,000	285,480
JPMorgan Chase & Co., 5.300%(A)(C)(E)	—	—	34,000	33,748			34,000	33,748
JPMorgan Chase & Co., 5.300%, 12/29/49(A)	14,000	13,896	—	—			14,000	13,896
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.500%, 4/15/25(E)	—	—	17,000	16,490			17,000	16,490
MetLife, Inc., 5.250%(A)(C)(E)	—	—	32,000	31,720			32,000	31,720
MetLife, Inc., 5.250%, 12/29/49(A)	14,000	13,878	—	—			14,000	13,878
Morgan Stanley, 3.950%, 4/23/27	80,000	75,431	—	—			80,000	75,431

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Morgan Stanley, 5.450%, 7/29/49(A)	$300,000	$297,750	$—	$—			$300,000	$297,750
MPT Operating Partnership LP / MPT Finance Corp., 6.375%, 2/15/22(E)	—	—	49,000	52,246			49,000	52,246
Navient Corp., 5.000%, 10/26/20(E)	—	—	74,000	72,520			74,000	72,520
Navient Corp., 5.875%, 10/25/24(E)	—	—	39,000	36,660			39,000	36,660
Navient LLC MTN, 6.125%, 3/25/24	166,000	158,945	58,000	55,535			224,000	214,480
Omega Healthcare Investors, Inc. REIT, 4.950%, 4/1/24	160,000	163,652	—	—			160,000	163,652
PHH Corp., 6.375%, 8/15/21	231,000	226,958	37,000	36,352			268,000	263,310
PHH Corp., 7.375%, 9/1/19(E)	—	—	86,000	90,945			86,000	90,945
PNC Bank NA, 2.700%, 11/1/22	160,000	153,986	—	—			160,000	153,986
Prudential Financial, Inc., 5.625%, 6/15/43(A)	165,000	171,022	—	—			165,000	171,022
Quicken Loans, Inc., 144a, 5.750%, 5/1/25	13,000	12,448	30,000	28,725			43,000	41,173
Teachers Insurance & Annuity Association of America, 144a, 6.850%, 12/16/39	130,000	162,780	—	—			130,000	162,780
Ventas Realty LP, REIT, 1.550%, 9/26/16	185,000	185,682	—	—			185,000	185,682
Vornado Realty LP, 5.000%, 1/15/22	175,000	189,416	—	—			175,000	189,416
Wells Fargo & Co. MTN, 3.000%, 2/19/25	285,000	272,956	—	—			285,000	272,956
Wells Fargo & Co., 5.900%, 12/29/49(A)	275,000	275,688	—	—			275,000	275,688
		6,643,682		1,194,799				7,838,481

Consumer Discretionary - 9.1%
1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.625%, 1/15/22	14,000	13,790	32,000	31,520			46,000	45,310
Albea Beauty Holdings SA (Luxembourg), 144a, 8.375%, 11/1/19(E)	—	—	64,000	68,480			64,000	68,480
Amazon.com, Inc., 2.600%, 12/5/19	225,000	226,409	—	—			225,000	226,409

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
AMC Networks, Inc., 7.750%, 7/15/21	$1,000	$1,079	$19,000	$20,520			$20,000	$21,599
American Axle & Manufacturing, Inc., 6.250%, 3/15/21(E)	—	—	33,000	34,650			33,000	34,650
AutoNation, Inc., 5.500%, 2/1/20	230,000	248,975	—	—			230,000	248,975
Belo Corp., 7.250%, 9/15/27	20,000	21,000	—	—			20,000	21,000
Cable One, Inc., 144a, 5.750%, 6/15/22	6,000	6,075	—	—			6,000	6,075
Cablevision Systems Corp., 5.875%, 9/15/22	13,000	12,610	37,000	35,890			50,000	48,500
CBS Corp., 4.900%, 8/15/44	215,000	198,609	—	—			215,000	198,609
CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 5/1/25(E)	—	—	50,000	48,688			50,000	48,688
CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, 1/31/22	233,000	242,902	35,000	36,488			268,000	279,390
Cequel Communications Holdings I LLC / Cequel Capital Corp., 144a, 6.375%, 9/15/20	233,000	231,427	53,000	52,642			286,000	284,069
Cimpress N.V. (Netherlands), 144a, 7.000%, 4/1/22	25,000	25,688	—	—			25,000	25,688
Cogeco Cable, Inc. (Canada), 144a, 4.875%, 5/1/20(E)	—	—	52,000	52,780			52,000	52,780
Cott Beverages, Inc., 5.375%, 7/1/22(E)	—	—	17,000	16,490			17,000	16,490
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 3/15/17	195,000	197,576	—	—			195,000	197,576
Discovery Communications LLC, 3.450%, 3/15/25	225,000	211,127	—	—			225,000	211,127
DISH DBS Corp., 5.875%, 7/15/22(E)	—	—	14,000	13,720			14,000	13,720
DISH DBS Corp., 6.750%, 6/1/21	233,000	242,902	100,000	104,250			333,000	347,152
DISH DBS Corp., 7.875%, 9/1/19(E)	—	—	35,000	38,815			35,000	38,815
Dollar General Corp., 3.250%, 4/15/23	90,000	85,748	—	—			90,000	85,748
DR Horton, Inc., 3.750%, 3/1/19(E)	—	—	35,000	35,262			35,000	35,262
DR Horton, Inc., 4.375%, 9/15/22	19,000	18,430	13,000	12,610			32,000	31,040
Family Tree Escrow LLC, 144a, 5.250%, 3/1/20(E)	—	—	7,000	7,324			7,000	7,324

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Family Tree Escrow LLC, 144a, 5.750%, 3/1/23(E)	$—	$—	$17,000	$17,765			$17,000	$17,765
Forest Laboratories, Inc., 144a, 5.000%, 12/15/21	205,000	222,452	—	—			205,000	222,452
Gannett Co., Inc., 144a, 4.875%, 9/15/21(E)	—	—	32,000	31,760			32,000	31,760
Goodyear Tire & Rubber Co. (The), 8.750%, 8/15/20(E)	—	—	126,000	150,570			126,000	150,570
Home Depot, Inc., 5.950%, 4/1/41	150,000	182,594	—	—			150,000	182,594
International Game Technology PLC (United Kingdom), 144a, 5.625%, 2/15/20	10,000	9,775	24,000	23,460			34,000	33,235
International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	4,000	3,820	14,000	13,370			18,000	17,190
Lamar Media Corp., 5.875%, 2/1/22(E)	—	—	23,000	23,805			23,000	23,805
Lennar Corp., 4.750%, 11/15/22	4,000	3,930	12,000	11,790			16,000	15,720
Lennar Corp., 4.750%, 5/30/25	19,000	18,430	45,000	43,650			64,000	62,080
LIN Television Corp., 6.375%, 1/15/21(E)	—	—	85,000	86,912			85,000	86,912
LKQ Corp., 4.750%, 5/15/23(E)	—	—	19,000	18,121			19,000	18,121
Ltd. Brands, Inc., 5.625%, 2/15/22(E)	—	—	32,000	33,680			32,000	33,680
Men’s Wearhouse, Inc. (The), 7.000%, 7/1/22†(E)	—	—	24,000	25,680			24,000	25,680
Meritage Homes Corp., 7.150%, 4/15/20(E)	—	—	33,000	35,640			33,000	35,640
MGM Resorts International, 5.250%, 3/31/20(E)	—	—	121,000	121,908			121,000	121,908
MGM Resorts International, 6.750%, 10/1/20	116,000	122,960	—	—			116,000	122,960
Mondelez International, Inc., 4.125%, 2/9/16	290,000	295,509	—	—			290,000	295,509
NCL Corp. Ltd. (Bermuda), 144a, 5.250%, 11/15/19(E)	—	—	19,000	19,451			19,000	19,451
Netflix, Inc., 144a, 5.500%, 2/15/22(E)	—	—	18,000	18,585			18,000	18,585
Netflix, Inc., 144a, 5.875%, 2/15/25(E)	—	—	81,000	83,845			81,000	83,845
Netflix, Inc., 5.750%, 3/1/24(E)	—	—	20,000	20,550			20,000	20,550

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Nexstar Broadcasting, Inc., 144a, 6.125%, 2/15/22	$8,000	$8,120	$—	$—			$8,000	$8,120
Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/1/20	3,000	2,985	—	—			3,000	2,985
Penske Automotive Group, Inc., 5.375%, 12/1/24(E)	—	—	30,000	30,375			30,000	30,375
Quad/Graphics, Inc., 7.000%, 5/1/22	14,000	13,615	—	—			14,000	13,615
Quebecor Media, Inc. (Canada), 5.750%, 1/15/23(E)	—	—	163,000	162,592			163,000	162,592
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21(E)	—	—	41,000	42,742			41,000	42,742
Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22(E)	—	—	57,000	58,956			57,000	58,956
Ryland Group, Inc. (The), 5.375%, 10/1/22(E)	—	—	28,000	28,280			28,000	28,280
Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	16,000	15,760	39,000	38,415			55,000	54,175
Scripps Networks Interactive, Inc., 2.750%, 11/15/19	240,000	240,512	—	—			240,000	240,512
Service Corp. International/US, 8.000%, 11/15/21(E)	—	—	85,000	99,025			85,000	99,025
Shea Homes LP / Shea Homes Funding Corp., 144a, 5.875%, 4/1/23(E)	—	—	18,000	18,225			18,000	18,225
Shea Homes LP / Shea Homes Funding Corp., 144a, 6.125%, 4/1/25(E)	—	—	18,000	18,135			18,000	18,135
Sinclair Television Group, Inc., 5.375%, 4/1/21	3,000	3,022	87,000	87,652			90,000	90,674
Sirius XM Radio, Inc., 144a, 5.250%, 8/15/22	205,000	214,225	—	—			205,000	214,225
Sonic Automotive, Inc., 7.000%, 7/15/22(E)	—	—	34,000	36,805			34,000	36,805
Spectrum Brands, Inc., 144a, 5.750%, 7/15/25(E)	—	—	24,000	24,360			24,000	24,360
Standard Pacific Corp., 8.375%, 1/15/21(E)	—	—	17,000	19,720			17,000	19,720
Taylor Morrison Communities, Inc. / Monarch Communities Inc., 144a, 5.250%, 4/15/21	8,000	7,880	—	—			8,000	7,880
Time Warner Cable, Inc., 4.500%, 9/15/42	40,000	32,628	—	—			40,000	32,628
Toll Brothers Finance Corp., 5.875%, 2/15/22(E)	—	—	34,000	36,465			34,000	36,465
Tribune Media Co., 144a, 5.875%, 7/15/22	13,000	13,098	—	—			13,000	13,098

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.375%, 4/15/21(E)	$—	$—	$23,400	$24,102			$23,400	$24,102
ZF North America Capital, Inc., 144a, 4.500%, 4/29/22	14,000	13,714	32,000	31,346			46,000	45,060
ZF North America Capital, Inc., 144a, 4.750%, 4/29/25	13,000	12,586	31,000	30,012			44,000	42,598
		3,421,962		2,177,878				5,599,840

Energy - 7.1%
Basic Energy Services, Inc., 7.750%, 10/15/22(E)	—	—	15,000	11,850			15,000	11,850
Baytex Energy Corp. (Canada), 144a, 5.125%, 6/1/21(E)	—	—	13,000	12,188			13,000	12,188
Bill Barrett Corp., 7.000%, 10/15/22(E)	—	—	109,000	98,645			109,000	98,645
Boardwalk Pipelines LP, 3.375%, 2/1/23	375,000	340,040	—	—			375,000	340,040
Calfrac Holdings LP, 144a, 7.500%, 12/1/20(E)	—	—	69,000	63,715			69,000	63,715
California Resources Corp., 5.500%, 9/15/21(E)	—	—	132,000	114,866			132,000	114,866
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20(E)	—	—	131,000	137,878			131,000	137,878
Cenovus Energy, Inc. (Canada), 6.750%, 11/15/39	150,000	170,085	—	—			150,000	170,085
Chesapeake Energy Corp., 5.375%, 6/15/21†	115,000	104,075	—	—			115,000	104,075
Clayton Williams Energy, Inc., 7.750%, 4/1/19(E)	—	—	50,000	47,500			50,000	47,500
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24(E)	—	—	7,000	4,970			7,000	4,970
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19(E)	—	—	32,000	27,120			32,000	27,120
Columbia Pipeline Group, Inc., 144a, 5.800%, 6/1/45	82,000	80,808	—	—			82,000	80,808
CONSOL Energy, Inc., 5.875%, 4/15/22(E)	—	—	19,000	16,150			19,000	16,150
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.125%, 3/1/22(E)	—	—	39,000	39,780			39,000	39,780
DCP Midstream LLC, 144a, 5.350%, 3/15/20	117,000	120,274	30,000	30,840			147,000	151,114

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Drill Rigs Holdings, Inc. (Marshall Islands), 144a, 6.500%, 10/1/17(E)	$—	$—	$134,000	$117,585			$134,000	$117,585
Energy Transfer Partners LP, 4.150%, 10/1/20	184,000	189,108	—	—			184,000	189,108
Freeport-McMoRan, Inc., 6.875%, 2/15/23	156,000	167,310	—	—			156,000	167,310
FTS International, Inc., 6.250%, 5/1/22	231,000	169,785	85,000	62,475			316,000	232,260
Genesis Energy LP / Genesis Energy Finance Corp., 5.750%, 2/15/21(E)	—	—	71,000	70,112			71,000	70,112
Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	5,000	5,002	13,000	13,006			18,000	18,008
Gibson Energy, Inc. (Canada), 144a, 6.750%, 7/15/21(E)	—	—	49,000	50,592			49,000	50,592
Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 7.625%, 4/15/21(E)	—	—	22,000	22,880			22,000	22,880
Key Energy Services, Inc., 6.750%, 3/1/21(E)	—	—	122,000	71,980			122,000	71,980
Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	260,000	242,384	—	—			260,000	242,384
Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/1/19(E)	—	—	38,000	29,735			38,000	29,735
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	233,000	191,109	32,000	26,247			265,000	217,356
Marathon Oil Corp., 2.800%, 11/1/22	205,000	194,315	—	—			205,000	194,315
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24(E)	—	—	20,000	19,550			20,000	19,550
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	13,000	12,708	32,000	31,280			45,000	43,988
MEG Energy Corp. (Canada), 144a, 6.500%, 3/15/21(E)	—	—	125,000	120,312			125,000	120,312
Northern Blizzard Resources, Inc. (Canada), 144a, 7.250%, 2/1/22(E)	—	—	38,000	36,290			38,000	36,290
NuStar Logistics LP, 4.800%, 9/1/20(E)	—	—	25,000	25,250			25,000	25,250
NuStar Logistics LP, 6.750%, 2/1/21(E)	—	—	16,000	17,240			16,000	17,240
Oasis Petroleum, Inc., 6.875%, 3/15/22†(E)	—	—	40,000	40,600			40,000	40,600

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Pacific Drilling V Ltd. (Virgin Islands), 144a, 7.250%, 12/1/17(E)	$—	$—	$100,000	$86,000			$100,000	$86,000
Petroleos Mexicanos (Mexico), 144a, 4.500%, 1/23/26	135,000	131,949	—	—			135,000	131,949
QEP Resources, Inc., 6.800%, 3/1/20(E)	—	—	33,000	34,031			33,000	34,031
Rose Rock Midstream LP / Rose Rock Finance Corp., 144a, 5.625%, 11/15/23	22,000	21,285	35,000	33,862			57,000	55,147
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 7/15/22(E)	—	—	17,000	16,618			17,000	16,618
Sabine Pass Liquefaction LLC, 144a, 5.625%, 3/1/25(E)	—	—	41,000	40,590			41,000	40,590
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(E)	—	—	96,000	97,920			96,000	97,920
Sanchez Energy Corp., 6.125%, 1/15/23†(E)	—	—	21,000	18,795			21,000	18,795
SandRidge Energy, Inc., 8.750%, 1/15/20(E)	—	—	168,000	90,720			168,000	90,720
SemGroup Corp., 7.500%, 6/15/21(E)	—	—	82,000	85,690			82,000	85,690
Seventy Seven Energy, Inc., 6.500%, 7/15/22(E)	—	—	33,000	21,120			33,000	21,120
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/20(E)	—	—	21,000	21,578			21,000	21,578
Transcanada Trust (Canada), 5.625%, 5/20/75(A)	140,000	141,225	—	—			140,000	141,225
Tullow Oil PLC (United Kingdom), 144a, 6.000%, 11/1/20(E)	—	—	200,000	181,250			200,000	181,250
		2,281,462		2,088,810				4,370,272

Industrials - 5.1%
ADT Corp. (The), 3.500%, 7/15/22(E)	—	—	61,000	55,205			61,000	55,205
ADT Corp. (The), 6.250%, 10/15/21†(E)	—	—	13,000	13,650			13,000	13,650
AECOM Global II LLC / URS Fox US LP, 3.850%, 4/1/17	56,000	55,720	—	—			56,000	55,720
Air Lease Corp., 5.625%, 4/1/17	200,000	212,000	—	—			200,000	212,000
Allegion US Holding Co., Inc., 5.750%, 10/1/21(E)	—	—	111,000	114,608			111,000	114,608

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Alliant Techsystems, Inc., 144a, 5.250%, 10/1/21(E)	$—	$—	$50,000	$51,000			$50,000	$51,000
American Airlines 2013-2 Class B Pass Through Trust, 144a, 5.600%, 7/15/20(E)	—	—	47,721	49,392			47,721	49,392
Amsted Industries, Inc., 144a, 5.000%, 3/15/22(E)	—	—	66,000	65,918			66,000	65,918
Amsted Industries, Inc., 144a, 5.375%, 9/15/24(E)	—	—	17,000	16,872			17,000	16,872
Anixter, Inc., 5.125%, 10/1/21(E)	—	—	33,000	33,578			33,000	33,578
Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22(E)	—	—	35,000	31,062			35,000	31,062
Bombardier, Inc. (Canada), 144a, 6.125%, 1/15/23(E)	—	—	6,000	5,325			6,000	5,325
Bombardier, Inc., 144a, 7.500%, 3/15/25(E)	—	—	45,000	40,838			45,000	40,838
Building Materials Corp. of America, 144a, 5.375%, 11/15/24(E)	—	—	4,000	3,927			4,000	3,927
Building Materials Corp. of America, 144a, 6.750%, 5/1/21(E)	—	—	7,000	7,298			7,000	7,298
Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	265,000	304,072	—	—			265,000	304,072
Case New Holland, Inc., 7.875%, 12/1/17(E)	—	—	24,000	26,280			24,000	26,280
Cenveo Corp., 144a, 6.000%, 8/1/19(E)	—	—	69,000	64,860			69,000	64,860
Cimpress N.V. (Netherlands), 144a, 7.000%, 4/1/22(E)	—	—	75,000	77,062			75,000	77,062
DigitalGlobe, Inc., 144a, 5.250%, 2/1/21(E)	—	—	30,000	29,362			30,000	29,362
FedEx Corp., 5.100%, 1/15/44	175,000	180,525	—	—			175,000	180,525
JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22(E)	—	—	95,000	101,650			95,000	101,650
KLX, Inc., 144a, 5.875%, 12/1/22(E)	—	—	70,000	70,692			70,000	70,692
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.250%, 2/15/21(E)	—	—	144,000	141,480			144,000	141,480
Masco Corp., 4.450%, 4/1/25(E)	—	—	27,000	27,068			27,000	27,068
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc. (Marshall Islands), 144a, 7.375%, 1/15/22	116,000	100,485	59,000	51,109			175,000	151,594
Nielsen Co. Luxembourg SARL (The) (Luxembourg), 144a, 5.500%, 10/1/21(E)	—	—	83,000	83,830			83,000	83,830

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/1/20(E)	$—	$—	$75,000	$74,625			$75,000	$74,625
Norbord, Inc. (Canada), 144a, 6.250%, 4/15/23(E)	—	—	31,000	31,314			31,000	31,314
Quad/Graphics, Inc., 7.000%, 5/1/22(E)	—	—	29,000	28,202			29,000	28,202
Republic Services, Inc., 3.550%, 6/1/22	200,000	202,592	—	—			200,000	202,592
RR Donnelley & Sons Co., 7.250%, 5/15/18(E)	—	—	7,000	7,788			7,000	7,788
SBA Tower Trust, 144a, 2.898%, 10/15/19	240,000	241,202	—	—			240,000	241,202
Stena AB (Sweden), 144a, 7.000%, 2/1/24(E)	—	—	36,000	34,740			36,000	34,740
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22(E)	—	—	16,000	16,320			16,000	16,320
United Rentals North America, Inc., 4.625%, 7/15/23(E)	—	—	44,000	43,146			44,000	43,146
United Rentals North America, Inc., 7.625%, 4/15/22	163,000	176,448	53,000	57,372			216,000	233,820
URS Corp., 5.000%, 4/1/22(E)	—	—	98,000	94,325			98,000	94,325
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21(E)	—	—	29,007	29,732			29,007	29,732
West Corp., 144a, 5.375%, 7/15/22(E)	—	—	45,000	42,075			45,000	42,075
		1,473,044		1,621,705				3,094,749

Telecommunication Services - 4.9%
Altice Financing SA (Luxembourg), 144a, 6.625%, 2/15/23(E)	—	—	69,000	68,503			69,000	68,503
Altice Financing SA, 144a, 6.625%, 2/15/23	27,000	26,806	—	—			27,000	26,806
AT&T, Inc., 3.900%, 3/11/24	105,000	105,890	—	—			105,000	105,890
AT&T, Inc., 4.350%, 6/15/45	40,000	34,149	—	—			40,000	34,149
AT&T, Inc., 4.500%, 5/15/35	125,000	114,911	—	—			125,000	114,911
Belo Corp., 7.250%, 9/15/27(E)	—	—	16,000	16,800			16,000	16,800
Cable One, Inc., 144a, 5.750%, 6/15/22(E)	—	—	15,000	15,188			15,000	15,188

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
CenturyLink, Inc., 5.625%, 4/1/20(E)	$—	$—	$66,000	$66,082			$66,000	$66,082
CenturyLink, Inc., 5.800%, 3/15/22	3,000	2,865	97,000	92,635			100,000	95,500
CenturyLink, Inc., 6.450%, 6/15/21	1,000	1,008	42,000	42,315			43,000	43,323
Cincinnati Bell, Inc., 8.375%, 10/15/20(E)	—	—	31,000	32,628			31,000	32,628
CommScope, Inc., 144a, 4.375%, 6/15/20	19,000	19,190	12,000	12,120			31,000	31,310
CommScope, Inc., 144a, 5.000%, 6/15/21(E)	—	—	36,000	35,100			36,000	35,100
Frontier Communications Corp., 6.250%, 9/15/21(E)	—	—	68,000	61,880			68,000	61,880
Frontier Communications Corp., 6.875%, 1/15/25	113,000	94,496	—	—			113,000	94,496
Frontier Communications Corp., 8.500%, 4/15/20(E)	—	—	56,000	58,548			56,000	58,548
Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23(E)	—	—	36,000	31,878			36,000	31,878
Intelsat Jackson Holdings SA (Luxembourg), 7.250%, 10/15/20	86,000	85,032	114,000	112,718			200,000	197,750
Nexstar Broadcasting, Inc., 144a, 6.125%, 2/15/22(E)	—	—	36,000	36,540			36,000	36,540
Qwest Corp., 6.750%, 12/1/21	170,000	187,638	—	—			170,000	187,638
Sirius XM Radio, Inc., 144a, 5.375%, 4/15/25(E)	—	—	108,000	104,220			108,000	104,220
Softbank Corp. (Japan), 144a, 4.500%, 4/15/20(E)	—	—	75,000	75,281			75,000	75,281
Sprint Communications, Inc., 144a, 7.000%, 3/1/20(E)	—	—	100,000	108,770			100,000	108,770
Sprint Nextel Corp., 6.000%, 11/15/22	161,000	147,114	—	—			161,000	147,114
Telecom Italia Capital SA, 7.175%, 6/18/19(E)	—	—	30,000	33,712			30,000	33,712
T-Mobile USA, Inc., 6.000%, 3/1/23(E)	—	—	27,000	27,641			27,000	27,641
T-Mobile USA, Inc., 6.125%, 1/15/22(E)	—	—	21,000	21,682			21,000	21,682
T-Mobile USA, Inc., 6.250%, 4/1/21(E)	—	—	15,000	15,375			15,000	15,375
T-Mobile USA, Inc., 6.542%, 4/28/20(E)	—	—	137,000	143,438			137,000	143,438

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
T-Mobile USA, Inc., 6.731%, 4/28/22	$233,000	$242,902	$—	$—			$233,000	$242,902
T-Mobile USA, Inc., 6.836%, 4/28/23(E)	—	—	26,000	27,332			26,000	27,332
Univision Communications, Inc., 144a, 5.125%, 2/15/25(E)	—	—	4,000	3,861			4,000	3,861
Univision Communications, Inc., 144a, 5.125%, 5/15/23(E)	—	—	4,000	3,880			4,000	3,880
UPCB Finance IV Ltd. (Cayman Islands), 144a, 5.375%, 1/15/25(E)	—	—	16,000	15,272			16,000	15,272
UPCB Finance V Ltd. (Cayman Islands), 144a, 7.250%, 11/15/21(E)	—	—	53,100	57,348			53,100	57,348
UPCB Finance VI Ltd. (Cayman Islands), 144a, 6.875%, 1/15/22(E)	—	—	45,900	48,884			45,900	48,884
Verizon Communications, Inc., 6.250%, 4/1/37	275,000	310,626	—	—			275,000	310,626
ViaSat, Inc., 6.875%, 6/15/20	3,000	3,165	—	—			3,000	3,165
Windstream Corp., 6.375%, 8/1/23	254,000	206,692	—	—			254,000	206,692
Windstream Corp., 7.750%, 10/15/20(E)	—	—	44,000	43,065			44,000	43,065
		1,582,484		1,412,696				2,995,180

Materials 3.8%
A Schulman, Inc., 144a, 6.875%, 6/1/23	11,000	11,220	26,000	26,520			37,000	37,740
Aleris International, Inc., 7.625%, 2/15/18(E)	—	—	73,000	74,825			73,000	74,825
ArcelorMittal (Luxembourg), 6.000%, 8/5/20(E)	—	—	190,000	198,550			190,000	198,550
ArcelorMittal (Luxembourg), 6.250%, 3/1/21	233,000	244,068	—	—			233,000	244,068
Cascades, Inc. (Canada), 144a, 5.750%, 7/15/23(E)	—	—	88,000	85,140			88,000	85,140
Cascades, Inc., 144a, 5.750%, 7/15/23	56,000	54,180	—	—			56,000	54,180
Chemours Co. (The), 144a, 6.625%, 5/15/23	25,000	24,219	—	—			25,000	24,219
Chemours Co. (The), 144a, 7.000%, 5/15/25	13,000	12,610	—	—			13,000	12,610
Chemtura Corp., 5.750%, 7/15/21(E)	—	—	103,000	104,545			103,000	104,545

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Domtar Corp., 10.750%, 6/1/17	$155,000	$179,431	$—	$—			$155,000	$179,431
First Quantum Minerals Ltd. (Canada), 144a, 7.000%, 2/15/21(E)	—	—	93,000	88,931			93,000	88,931
First Quantum Minerals Ltd. (Canada), 144a, 7.250%, 10/15/19	175,000	175,438	2,000	2,005			177,000	177,443
First Quantum Minerals Ltd. (Canada), 144a, 7.250%, 5/15/22(E)	—	—	25,000	23,906			25,000	23,906
FMG Resources August 2006 Pty Ltd. (Australia), 144a, 6.875%, 4/1/22(E)	—	—	11,000	7,714			11,000	7,714
FMG Resources August 2006 Pty Ltd. (Australia), 144a, 9.750%, 3/1/22(E)	—	—	6,000	6,195			6,000	6,195
FMG Resources August 2006 Pty Ltd., 144a, 9.750%, 3/1/22	3,000	3,098	—	—			3,000	3,098
Glencore Funding LLC, 144a, 2.500%, 1/15/19	175,000	173,036	—	—			175,000	173,036
HudBay Minerals, Inc. (Canada), 9.500%, 10/1/20(E)	—	—	73,000	77,380			73,000	77,380
Huntsman International LLC, 4.875%, 11/15/20(E)	—	—	20,000	19,950			20,000	19,950
International Paper Co., 5.150%, 5/15/46	165,000	158,509	—	—			165,000	158,509
JMC Steel Group, Inc., 144a, 8.250%, 3/15/18(E)	—	—	110,000	100,650			110,000	100,650
LyondellBasell Industries N.V. (Netherlands), 6.000%, 11/15/21	175,000	200,315	—	—			175,000	200,315
PolyOne Corp., 5.250%, 3/15/23(E)	—	—	39,000	38,610			39,000	38,610
Southern Copper Corp., 5.875%, 4/23/45	104,000	98,925	—	—			104,000	98,925
Steel Dynamics, Inc., 5.250%, 4/15/23(E)	—	—	50,000	49,625			50,000	49,625
Tembec Industries, Inc. (Canada), 144a, 9.000%, 12/15/19(E)	—	—	25,000	23,750			25,000	23,750
Vulcan Materials Co., 7.500%, 6/15/21(E)	—	—	53,000	60,950			53,000	60,950
		1,335,049		989,246				2,324,295

Health Care - 3.5%
AbbVie, Inc., 3.600%, 5/14/25	240,000	237,215	—	—			240,000	237,215

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Acadia Healthcare Co., Inc., 144a, 5.625%, 2/15/23(E)	$—	$—	$11,000	$11,138			$11,000	$11,138
Acadia Healthcare Co., Inc., 5.125%, 7/1/22(E)	—	—	63,000	62,528			63,000	62,528
Actavis Funding SCS (Luxembourg), 3.800%, 3/15/25	90,000	88,409	—	—			90,000	88,409
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	183,000	193,888	187,000	198,126			370,000	392,014
Grifols Worldwide Operations Ltd. (Ireland), 5.250%, 4/1/22(E)	—	—	41,000	41,102			41,000	41,102
HCA, Inc., 5.375%, 2/1/25(E)	—	—	179,000	181,918			179,000	181,918
HCA, Inc., 6.500%, 2/15/20	186,000	207,855	—	—			186,000	207,855
Kindred Escrow Corp. II, 144a, 8.000%, 1/15/20(E)	—	—	23,000	24,610			23,000	24,610
Kindred Healthcare, Inc., 6.375%, 4/15/22(E)	—	—	44,000	43,945			44,000	43,945
LifePoint Hospitals, Inc., 5.500%, 12/1/21(E)	—	—	41,000	42,332			41,000	42,332
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.500%, 4/15/25	7,000	6,790	—	—			7,000	6,790
Quintiles Transnational Corp., 144a, 4.875%, 5/15/23	5,000	5,025	66,000	66,330			71,000	71,355
Select Medical Corp., 6.375%, 6/1/21	31,000	31,310	134,000	135,340			165,000	166,650
Tenet Healthcare Corp., 4.750%, 6/1/20	3,000	3,047	75,000	76,172			78,000	79,219
Tenet Healthcare Corp., 6.000%, 10/1/20	5,000	5,331	—	—			5,000	5,331
Trinity Health Corp., 4.125%, 12/1/45	165,000	152,398	—	—			165,000	152,398
Universal Hospital Services, Inc., 7.625%, 8/15/20(E)	—	—	70,000	64,750			70,000	64,750
Valeant Pharmaceuticals International Inc. (Canada), 144a, 6.750%, 8/15/18(E)	—	—	49,000	51,389			49,000	51,389
Valeant Pharmaceuticals International, 144a, 6.375%, 10/15/20(E)	—	—	59,000	62,134			59,000	62,134
Valeant Pharmaceuticals International, 144a, 6.750%, 8/15/21	140,000	145,950	—	—			140,000	145,950
Valeant Pharmaceuticals International, Inc., 144a, 5.500%, 3/1/23(E)	—	—	18,000	18,180			18,000	18,180
		1,077,218		1,079,994				2,157,212

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Consumer Staples - 3.0%
B&G Foods, Inc., 4.625%, 6/1/21	$12,000	$11,820	$33,000	$32,505			$45,000	$44,325
BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19(E)	—	—	9,000	9,090			9,000	9,090
Cardtronics, Inc., 144a, 5.125%, 8/1/22(E)	—	—	5,000	4,888			5,000	4,888
Cott Beverages, Inc., 144a, 6.750%, 1/1/20	4,000	4,150	61,000	63,288			65,000	67,438
Cott Beverages, Inc., 5.375%, 7/1/22	30,000	29,100	—	—			30,000	29,100
Darling Ingredients, Inc., 5.375%, 1/15/22	14,000	14,000	35,000	35,000			49,000	49,000
Family Tree Escrow LLC, 144a, 5.250%, 3/1/20	3,000	3,139	—	—			3,000	3,139
Family Tree Escrow LLC, 144a, 5.750%, 3/1/23	7,000	7,315	—	—			7,000	7,315
Harland Clarke Holdings Corp., 144a, 6.875%, 3/1/20(E)	—	—	45,000	43,200			45,000	43,200
Harland Clarke Holdings Corp., 144a, 9.750%, 8/1/18(E)	—	—	27,000	28,215			27,000	28,215
JBS USA LLC / JBS USA Finance, Inc., 144a, 5.750%, 6/15/25	62,000	61,284	61,000	60,295			123,000	121,579
JBS USA LLC / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21(E)	—	—	59,000	62,171			59,000	62,171
JM Smucker Co. (The), 144a, 4.375%, 3/15/45	165,000	151,913	—	—			165,000	151,913
Kraft Foods Group, Inc., 6.875%, 1/26/39	155,000	189,939	—	—			155,000	189,939
Post Holdings, Inc., 7.375%, 2/15/22	233,000	237,078	220,000	223,850			453,000	460,928
Reynolds American, Inc., 3.250%, 6/12/20	160,000	162,064	—	—			160,000	162,064
Spectrum Brands, Inc., 144a, 5.750%, 7/15/25	20,000	20,300	—	—			20,000	20,300
Tenet Healthcare Corp., 6.000%, 10/1/20(E)	—	—	150,000	159,938			150,000	159,938
Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	200,000	200,267	—	—			200,000	200,267
		1,092,369		722,440				1,814,809

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Utilities - 2.6%
AES Corp. VA, 8.000%, 6/1/20	$3,000	$3,465	$—	$—			$3,000	$3,465
Calpine Corp., 144a, 7.875%, 1/15/23	3,000	3,240	48,000	51,840			51,000	55,080
CenterPoint Energy, Inc., 5.950%, 2/1/17	65,000	69,788	—	—			65,000	69,788
Dominion Resources, Inc., 5.750%, 10/1/54(A)	275,000	286,682	—	—			275,000	286,682
DPL, Inc., 7.250%, 10/15/21(E)	—	—	159,000	167,745			159,000	167,745
Duke Energy Progress, Inc., 4.150%, 12/1/44	140,000	135,298	—	—			140,000	135,298
Dynegy, Inc., 5.875%, 6/1/23	145,000	141,738	—	—			145,000	141,738
GenOn Energy, Inc., 9.500%, 10/15/18(E)	—	—	18,000	18,360			18,000	18,360
InterGen NV (Netherlands), 144a, 7.000%, 6/30/23(E)	—	—	48,000	42,720			48,000	42,720
NRG Energy, Inc., 6.625%, 3/15/23	230,000	236,900	—	—			230,000	236,900
NRG Energy, Inc., 7.875%, 5/15/21(E)	—	—	101,000	107,565			101,000	107,565
PacifiCorp, 5.750%, 4/1/37	124,000	146,233	—	—			124,000	146,233
PPL Energy Supply LLC, 6.500%, 5/1/18	165,000	176,550	—	—			165,000	176,550
		1,199,894		388,230				1,588,124

Information Technology 1.6%
Audatex North America, Inc., 144a, 6.000%, 6/15/21(E)	—	—	103,000	105,832			103,000	105,832
Audatex North America, Inc., 144a, 6.125%, 11/1/23(E)	—	—	14,000	14,385			14,000	14,385
CDW LLC / CDW Finance Corp., 5.000%, 9/1/23	8,000	7,860	20,000	19,650			28,000	27,510
CDW LLC / CDW Finance Corp., 6.000%, 8/15/22	2,000	2,065	5,000	5,162			7,000	7,227
Equinix, Inc., 4.875%, 4/1/20(E)	—	—	42,000	42,420			42,000	42,420
Equinix, Inc., 5.375%, 4/1/23(E)	—	—	75,000	75,000			75,000	75,000
Hughes Satellite Systems Corp., 6.500%, 6/15/19(E)	—	—	29,000	31,465			29,000	31,465

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
IAC/InterActiveCorp, 4.875%, 11/30/18(E)	$—	$—	$80,000	$82,500			$80,000	$82,500
Intel Corp., 3.300%, 10/1/21	100,000	104,375	—	—			100,000	104,375
Microsoft Corp., 3.500%, 2/12/35	85,000	77,707	—	—			85,000	77,707
NCR Corp., 4.625%, 2/15/21(E)	—	—	42,000	42,105			42,000	42,105
NCR Corp., 5.875%, 12/15/21(E)	—	—	51,000	52,530			51,000	52,530
QUALCOMM, Inc., 3.450%, 5/20/25	200,000	194,896	—	—			200,000	194,896
ViaSat, Inc., 6.875%, 6/15/20(E)	—	—	100,000	105,500			100,000	105,500
		386,903		576,549				963,452

Corporate Bonds Total		20,494,067		12,252,347				32,746,414

U.S. Government Mortgage-Backed Obligations - 14.7%
FHLMC, Pool #A56988, 5.500%, 2/1/37	48,858	54,672	—	—			48,858	54,672
FHLMC, Pool #A95946, 4.000%, 1/1/41	212,415	225,360	—	—			212,415	225,360
FHLMC, Pool #A96485, 4.500%, 1/1/41	234,121	253,858	—	—			234,121	253,858
FHLMC, Pool #G03217, 5.500%, 9/1/37	75,643	84,708	—	—			75,643	84,708
FHLMC, Pool #G03781, 6.000%, 1/1/38	36,962	41,821	—	—			36,962	41,821
FHLMC, Pool #G06031, 5.500%, 3/1/40	92,042	102,987	—	—			92,042	102,987
FNMA, Pool #254759, 4.500%, 6/1/18	17,135	17,845	—	—			17,135	17,845
FNMA, Pool #535290, 8.000%, 5/1/30	11,899	14,462	—	—			11,899	14,462
FNMA, Pool #561741, 7.500%, 1/1/31	9,636	11,411	—	—			9,636	11,411
FNMA, Pool #889734, 5.500%, 6/1/37	23,526	26,381	—	—			23,526	26,381
FNMA, Pool #899079, 5.000%, 3/1/37	82,352	90,875	—	—			82,352	90,875
FNMA, Pool #933806, 5.000%, 5/1/38	31,889	35,175	—	—			31,889	35,175

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
FNMA, Pool #974401, 4.500%, 4/1/23	$18,026	$19,229	$—	$—			$18,026	$19,229
FNMA, Pool #974403, 4.500%, 4/1/23	26,988	28,789	—	—			26,988	28,789
FNMA, Pool #984256, 5.000%, 6/1/23	44,379	48,175	—	—			44,379	48,175
FNMA, Pool #995220, 6.000%, 11/1/23	31,358	34,499	—	—			31,358	34,499
FNMA, Pool #995472, 5.000%, 11/1/23	31,271	33,884	—	—			31,271	33,884
FNMA, Pool #AB1149, 5.000%, 6/1/40	139,621	154,350	—	—			139,621	154,350
FNMA, Pool #AB1800, 4.000%, 11/1/40	107,303	114,308	—	—			107,303	114,308
FNMA, Pool #AB5910, 3.000%, 8/1/32	535,077	545,831	—	—			535,077	545,831
FNMA, Pool #AB5989, 2.500%, 8/1/27	88,249	89,981	—	—			88,249	89,981
FNMA, Pool #AD3795, 4.500%, 4/1/40	196,879	213,325	—	—			196,879	213,325
FNMA, Pool #AD9150, 5.000%, 8/1/40	308,630	342,254	—	—			308,630	342,254
FNMA, Pool #AE0548, 4.500%, 11/1/40	452,418	489,842	—	—			452,418	489,842
FNMA, Pool #AE0831, 6.000%, 9/1/39	52,431	59,538	—	—			52,431	59,538
FNMA, Pool #AE4429, 4.000%, 10/1/40	290,456	309,441	—	—			290,456	309,441
FNMA, Pool #AH2666, 4.000%, 1/1/26	29,042	31,038	—	—			29,042	31,038
FNMA, Pool #AH3493, 4.000%, 2/1/26	54,770	58,566	—	—			54,770	58,566
FNMA, Pool #AI0805, 4.500%, 7/1/41	158,301	171,452	—	—			158,301	171,452
FNMA, Pool #AI2999, 3.500%, 6/1/26	134,214	141,871	—	—			134,214	141,871
FNMA, Pool #AI6697, 3.000%, 9/1/26	100,674	104,510	—	—			100,674	104,510
FNMA, Pool #AJ5457, 4.000%, 11/1/41	544,312	579,445	—	—			544,312	579,445
FNMA, Pool #AL0054, 4.500%, 2/1/41	537,632	582,624	—	—			537,632	582,624
FNMA, Pool #AL2663, 4.000%, 1/1/26	112,971	120,747	—	—			112,971	120,747
FNMA, Pool #AL3318, 3.500%, 3/1/43	449,805	465,581	—	—			449,805	465,581

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
FNMA, Pool #MA1175, 3.000%, 9/1/42	$468,293	$469,066	$—	$—			$468,293	$469,066
FNMA, Pool #MA1543, 3.500%, 8/1/33	330,707	346,185	—	—			330,707	346,185
FNMA, Pool #MA2177, 4.000%, 2/1/35	321,685	344,570	—	—			321,685	344,570
GNMA, Pool #4853, 4.000%, 11/20/40	506,408	542,625	—	—			506,408	542,625
GNMA, Pool #4883, 4.500%, 12/20/40	345,182	377,396	—	—			345,182	377,396
GNMA, Pool #736696, 4.500%, 5/15/40	160,490	174,527	—	—			160,490	174,527
GNMA, Pool #748495, 4.000%, 8/15/40	28,212	30,056	—	—			28,212	30,056
GNMA, Pool #8503, 1.625%, 9/20/24(A)	13,396	13,923	—	—			13,396	13,923
GNMA, Pool #AD1745, 3.000%, 2/20/43	498,508	506,008	—	—			498,508	506,008
GNMA, Pool #MA1157, 3.500%, 7/20/43	459,264	478,069	—	—			459,264	478,069
U.S. Government Mortgage-Backed Obligations Total		8,981,260		—				8,981,260

U.S. Treasury Obligations - 14.7%
U.S. Treasury Bond, 1.375%, 3/31/20	125,000	123,770	—	—			125,000	123,770
U.S. Treasury Bond, 2.125%, 5/15/25	1,080,000	1,060,425	—	—			1,080,000	1,060,425
U.S. Treasury Bond, 2.500%, 2/15/45	2,305,000	2,028,584	—	—			2,305,000	2,028,584
U.S. Treasury Note, 0.375%, 2/15/16	570,000	570,712	—	—			570,000	570,712
U.S. Treasury Note, 0.500%, 11/30/16	3,090,000	3,091,931	—	—			3,090,000	3,091,931
U.S. Treasury Note, 0.875%, 11/15/17	2,095,000	2,098,928	—	—			2,095,000	2,098,928
U.S. Treasury Obligations Total		8,974,350		—				8,974,350

Asset-Backed Securities - 3.4%
California Republic Auto Receivables Trust, Ser 2014-2, Class A4, 1.570%, 12/16/19	397,000	398,252	—	—			397,000	398,252
Capital Auto Receivables Asset Trust, Ser 2014-1, Class A3, 1.320%, 6/20/18	370,000	371,037	—	—			370,000	371,037

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Class A3, 144a, 0.910%, 4/16/18	$309,695	$310,146	$—	$—			$309,695	$310,146
Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)	314,706	285,377	—	—			314,706	285,377
Dell Equipment Finance Trust, Ser 2015-1, Class C, 144a, 2.420%, 3/23/20	210,000	209,636	—	—			210,000	209,636
RAMP Trust, Ser 2004-RS7, Class AI5, 5.626%, 7/25/34(B)	377,309	352,644	—	—			377,309	352,644
Santander Drive Auto Receivables Trust, Ser 2013-5, Class A3, 0.820%, 2/15/18	175,479	175,495	—	—			175,479	175,495
Asset-Backed Securities Total		2,102,587		—				2,102,587

Commercial Mortgage-Backed Securities - 3.2%
Banc of America Merrill Lynch Commercial Mortgage Trust 2006-2, Ser 2006-2, Class A3, 5.888%, 5/10/45(A)	47,294	47,237	—	—			47,294	47,237
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45	365,000	367,568	—	—			365,000	367,568
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.733%, 4/10/49(A)	71,323	71,923	—	—			71,323	71,923
COMM Mortgage Trust, Ser 2014-SAVA, Class A, 144a, 1.336%, 6/15/34(A)	350,000	348,993	—	—			350,000	348,993
First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	75,888	76,467	—	—			75,888	76,467
Hilton USA Trust, Ser 2013-HLF, Class AFL, 144a, 1.185%, 11/5/30(A)	369,549	369,549	—	—			369,549	369,549
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Class A, 144a, 1.436%, 1/15/32(A)	270,000	269,051	—	—			270,000	269,051
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Class ASB, 3.621%, 10/15/47	325,000	340,134	—	—			325,000	340,134
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46††	50,212	50,642	—	—			50,212	50,642
Commercial Mortgage-Backed Securities Total		1,941,564		—				1,941,564

Non-Agency Collateralized Mortgage Obligations - 1.4%
Agate Bay Mortgage Trust, Ser 2015-2, Class A8, 144a, 3.000%, 3/25/45(A)	351,299	353,237	—	—			351,299	353,237

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(B)	$38,031	$38,858	$—	$—			$38,031	$38,858
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35	121,170	122,176	—	—			121,170	122,176
Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	147,255	120,528	—	—			147,255	120,528
Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35	141,300	122,529	—	—			141,300	122,529
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35††	90,864	89,638	—	—			90,864	89,638
Non-Agency Collateralized Mortgage Obligations Total		846,966		—				846,966

Municipal Bonds - 0.6%

Illinois - 0.1%
IL St, Pension, UTGO, 5.100%, 6/1/33	35,000	32,618	—	—			35,000	32,618

New York - 0.5%
NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48(B)	320,000	326,950	—	—			320,000	326,950

Municipal Bonds Total		359,568		—				359,568

Sovereign Bonds - 0.5%
Province of Quebec Canada, 2.625%, 2/13/23	115,000	115,662	—	—			115,000	115,662
Turkey Government International Bond, 4.250%, 4/14/26	200,000	190,632	—	—			200,000	190,632
Sovereign Bonds Total		306,294		—				306,294

Agency Collateralized Mortgage Obligations - 0.0%
GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29	14,137	15,039	—	—			14,137	15,039

	Touchstone Active Bond Fund		Touchstone High Yield Fund		Pro Forma Adjustments(D)		Proforma Combined Touchstone Active Bond Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Investment Funds - 5.6%
Dreyfus Cash Management, Institutional Shares, 0.04%∞Ω	$3,202,672	$3,202,672	$26,671	$26,671			$3,229,343	$3,229,343
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	105,027	105,027	101,255	101,255			206,282	206,282
Investment Funds Total		3,307,699		127,926				3,435,625

Total Investment Securities - 97.6% (Cost $60,248,131)		$47,329,394		$12,380,273				$59,709,667

Other Assets in Excess of Liabilities - 2.4%		1,395,664		71,106				1,466,770

Net Assets - 100.0%		$48,725,058		$12,451,379				$61,176,437

(A) — Variable rate security - the rate reflected is the rate in effect as of June 30, 2015.

(B) — Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2015.

(C) — Perpetual Bond - A Bond with no definite maturity date.

(D) — No adjustments are shown to the unaudited pro forma combining portfolio of investments. Following the Reorganization, it is expected that the Active Bond Fund will sell approximately 73% of the securities acquired from the Acquired Fund in the Reorganization. The portfolio repositioning related to the Reorganization would have resulted in realized losses of approximately $(258,727), if the securities had been sold as of June 30, 2015.

(E) — Based on the portfolio holdings of the Acquiring Fund and the Target Fund as of June 30, 2015, it is anticipated that the security, or a portion of the security, will be sold as a result of the Reorganization.

** Represents collateral for securities loaned.

† All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $199,873.

†† The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded.  The Fund receives principal and interest payments directly from these trusts.

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $9,053,952 or 14.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

U.S. generally accepted accounting principles fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$32,746,414	$—	$32,746,414
U.S. Government Mortgage-Backed Obligations	—	8,981,260	—	8,981,260
U.S. Treasury Obligations	—	8,974,350	—	8,974,350
Asset-Backed Securities	—	2,102,587	—	2,102,587
Commercial Mortgage-Backed Securities	—	1,941,564	—	1,941,564
Non-Agency Collateralized Mortgage Obligations	—	846,966	—	846,966
Municipal Bonds	—	359,568	—	359,568
Sovereign Bonds	—	306,294	—	306,294
Agency Collateralized Mortgage Obligations	—	15,039	—	15,039
Investment Funds	3,435,625	—	—	3,435,625
				$59,709,667

TOUCHSTONE VARIABLE SERIES TRUST
TOUCHSTONE ACTIVE BOND FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS

JUNE 30, 2015
(UNAUDITED)

DESCRIPTION OF THE FUNDS

The Acquiring Fund, Touchstone Active Bond Fund and the Acquired Fund, Touchstone High Yield Fund, each a series of the Touchstone Variable Series Trust, are registered under the Investment Company Act of 1940, as amended, as open-end, management investment companies.  Both the Touchstone Active Bond Fund and the Touchstone High Yield Fund, as of June 30, 2015, consist of one share class.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance) (the “Reorganization”).

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquiring Fund and the Acquired Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and the Acquired Fund have been combined as of and for the twelve months ended June 30, 2015. In accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquired Fund and Acquiring Fund included in the December 31, 2014 annual report and the June 30, 2015 semi-annual report.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Acquired Fund by the Acquiring Fund had taken place as of June 30, 2015.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others.  Money market instruments and other debt securities with remaining maturities of 60 days or less are valued at amortized cost, provided such amount approximates market value. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s net asset value.

The Funds may use fair value pricing under the following circumstances, among others:

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ net asset value calculation.

• If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

• If the validity of market quotations is not reliable.

CAPITAL SHARES

Touchstone Variable Series Trust-Touchstone Active Bond Fund

Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
4,632,337	1,183,591	5,815,928

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

REORGANIZATION COSTS

Touchstone Advisors, Inc. estimates that expenses for the Reorganization will be approximately $40,000.  These costs represent management’s estimate of professional services fees, printing costs and mailing charges related to the Reorganization.  Touchstone Advisors, Inc. will pay the costs of the Reorganization.

ACCOUNTING SURVIVOR

The Acquiring Fund will be the accounting survivor.  The surviving fund will have the portfolio manager, portfolio composition, investment goal, expense structure and investment policies and limitations of the Acquiring Fund.

CAPITAL LOSS CARRYFORWARDS

As of December 31, 2014, the Touchstone Active Bond Fund had $834,867 of short term capital loss carryforwards with no expiration date and the Touchstone High Yield Fund had $396,333 of capital loss carryforwards expiring in 2017.  Subsequent to the reorganization the Touchstone High Yield Fund’s capital loss carryforward may be limited for usage to offset gains by the Funds by approximately $290,000 on an annual basis until expiration.  Additionally, the expiration date of the Touchstone High Yield Fund capital loss carryforwards may change from 2017 to 2016.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.  The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

SUBSEQUENT EVENTS

On December 4, 2015, pursuant to an Agreement and Plan of Reorganization, the assets and liabilities of the Touchstone High Yield Fund are expected to be transferred to the Touchstone Active Bond Fund. The Touchstone Active Bond Fund is anticipated to be the accounting survivor.

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